UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

ALLIANCEBERNSTEIN BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2012

Date of reporting period: July 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Bond Fund-Intermediate Bond Portfolio

Portfolio of Investments

July 31, 2012 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADES - 26.2%
Industrial - 12.4%
Basic - 1.5%
Alcoa, Inc.
5.40%, 4/15/21	U.S.$	795	$814,894
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20		855	895,237
ArcelorMittal
6.125%, 6/01/18		852	880,780
ArcelorMittal USA LLC
6.50%, 4/15/14		150	158,709
Dow Chemical Co. (The)
4.125%, 11/15/21		360	396,628
5.25%, 11/15/41		350	407,784
7.60%, 5/15/14		462	513,924
8.55%, 5/15/19		490	665,469
Eastman Chemical Co.
2.40%, 6/01/17		358	367,601
3.60%, 8/15/22		383	402,662
International Paper Co.
4.75%, 2/15/22		235	264,262
7.95%, 6/15/18		830	1,065,073
PPG Industries, Inc.
5.75%, 3/15/13		578	596,225
Teck Resources Ltd.
2.50%, 2/01/18		220	219,318
4.75%, 1/15/22		571	618,910

			8,267,476

Capital Goods - 0.6%
ADT Corp. (The)
3.50%, 7/15/22 (a)		315	325,163
Embraer SA
5.15%, 6/15/22		369	385,605
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (a)		132	142,882
Owens Corning
6.50%, 12/01/16		955	1,067,163
Republic Services, Inc.
5.25%, 11/15/21		508	604,983
5.50%, 9/15/19		753	886,525

			3,412,321

Communications - Media - 2.6%
CBS Corp.
5.75%, 4/15/20		710	855,428
8.875%, 5/15/19		530	717,069
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		1,439	2,160,818
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22		715	755,715
4.60%, 2/15/21		565	630,806
4.75%, 10/01/14		525	566,169
Globo Comunicacao e Participacoes SA
5.307%, 5/11/22 (a) (b)		431	464,403

	Principal Amount (000)		U.S. $ Value
Interpublic Group of Cos., Inc. (The)
4.00%, 3/15/22	U.S.$	132	$136,581
News America, Inc.
6.15%, 3/01/37-2/15/41		893	1,106,343
6.55%, 3/15/33		142	164,677
9.25%, 2/01/13		310	322,267
Omnicom Group, Inc.
3.625%, 5/01/22		460	489,323
Reed Elsevier Capital, Inc.
8.625%, 1/15/19		1,193	1,528,159
Time Warner Cable, Inc.
5.00%, 2/01/20		740	856,410
7.50%, 4/01/14		1,055	1,168,430
Time Warner Entertainment Co. LP
8.375%, 3/15/23		325	454,579
Virgin Media Secured Finance PLC
5.25%, 1/15/21		352	401,137
WPP Finance UK
8.00%, 9/15/14		1,185	1,340,354

			14,118,668

Communications - Telecommunications - 1.1%
American Tower Corp.
5.05%, 9/01/20		1,185	1,270,974
AT&T, Inc.
4.45%, 5/15/21		646	754,751
5.35%, 9/01/40		233	284,865
British Telecommunications PLC
2.00%, 6/22/15		576	588,535
5.95%, 1/15/18		193	229,029
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (a)		1,170	1,237,361
Telecom Italia Capital SA
6.375%, 11/15/33		110	88,550
7.175%, 6/18/19		515	522,725
Telefonica Emisiones SAU
5.462%, 2/16/21		520	467,998
United States Cellular Corp.
6.70%, 12/15/33		775	818,572

			6,263,360

Consumer Cyclical - Automotive – 0.5%
Ford Motor Credit Co. LLC
3.00%, 6/12/17		333	331,546
5.00%, 5/15/18		1,150	1,225,736
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (a)		1,010	1,093,457

			2,650,739

Consumer Cyclical - Entertainment - 0.5%
Time Warner, Inc.
4.70%, 1/15/21		600	691,585
7.625%, 4/15/31		1,285	1,747,146

	Principal Amount (000)		U.S. $ Value
Viacom, Inc.
5.625%, 9/15/19	U.S.$	240	$288,785

			2,727,516

Consumer Cyclical - Other - 0.2%
Marriott International, Inc./DE
5.625%, 2/15/13		1,370	1,403,844

Consumer Cyclical - Retailers - 0.4%
CVS Caremark Corp.
6.60%, 3/15/19		605	772,778
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22		1,315	1,416,798

			2,189,576

Consumer Non-Cyclical - 0.7%
Ahold Finance USA LLC
6.875%, 5/01/29		1,275	1,628,385
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		130	139,400
5.875%, 5/15/13		965	999,406
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)		310	324,577
Delhaize Group SA
5.875%, 2/01/14		335	353,362
Whirlpool Corp.
8.60%, 5/01/14		155	173,245

			3,618,375

Energy - 2.5%
Anadarko Petroleum Corp.
5.95%, 9/15/16		1,106	1,279,828
6.45%, 9/15/36		401	507,019
Encana Corp.
3.90%, 11/15/21		1,625	1,681,292
Marathon Petroleum Corp.
3.50%, 3/01/16		180	190,582
5.125%, 3/01/21		889	1,024,385
Nabors Industries, Inc.
9.25%, 1/15/19		1,013	1,316,711
Noble Energy, Inc.
8.25%, 3/01/19		1,232	1,594,969
Noble Holding International Ltd.
4.90%, 8/01/20		108	119,895
Phillips
66 4.30%, 4/01/22 (a)		1,375	1,502,602
Reliance Holdings USA, Inc.
5.40%, 2/14/22 (a)		1,375	1,426,797
Southwestern Energy Co.
4.10%, 3/15/22 (a)		375	391,860
Valero Energy Corp.
6.125%, 2/01/20		770	926,418
Weatherford International Ltd./Bermuda
5.125%, 9/15/20		630	687,806
6.00%, 3/15/18		91	104,520

	Principal Amount (000)		U.S. $ Value
9.625%, 3/01/19	U.S.$	605	$795,160

			13,549,844

Other Industrial - 0.2%
Noble Group Ltd.
6.75%, 1/29/20 (a)		1,099	1,100,374

Technology - 0.8%
Agilent Technologies, Inc.
5.00%, 7/15/20		217	250,655
Hewlett-Packard Co.
4.65%, 12/09/21		616	647,440
Intel Corp.
4.80%, 10/01/41		490	595,607
Motorola Solutions, Inc.
7.50%, 5/15/25		30	37,768
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		1,365	1,390,819
Xerox Corp.
8.25%, 5/15/14		1,250	1,397,431

			4,319,720

Transportation - Airlines - 0.2%
Southwest Airlines Co.
5.25%, 10/01/14		730	790,440
5.75%, 12/15/16		490	568,748

			1,359,188

Transportation - Services - 0.6%
Asciano Finance Ltd.
3.125%, 9/23/15(a)		1,490	1,499,511
Con-way, Inc.
6.70%, 5/01/34		871	888,970
Ryder System, Inc.
5.85%, 11/01/16		383	440,227
7.20%, 9/01/15		369	426,111

			3,254,819

			68,235,820

Financial Institutions - 10.1%
Banking - 6.3%
Bank of America Corp.
5.875%, 2/07/42		1,012	1,161,623
7.375%, 5/15/14		1,050	1,139,275
7.625%, 6/01/19		1,035	1,259,223
Series L
5.65%, 5/01/18		390	430,557
Barclays Bank PLC
5.125%, 1/08/20		970	1,055,772
Bear Stearns Cos. LLC (The)
5.55%, 1/22/17		315	348,542
5.70%, 11/15/14		1,655	1,811,628
Citigroup, Inc.
4.50%, 1/14/22		925	972,972
6.50%, 8/19/13		1,015	1,066,619
8.50%, 5/22/19		1,495	1,898,207

	Principal Amount (000)		U.S. $ Value
Compass Bank
5.50%, 4/01/20	U.S.$	1,339	$1,305,719
Countrywide Financial Corp.
6.25%, 5/15/16		62	65,893
DNB Bank ASA
3.20%, 4/03/17 (a)		1,365	1,409,909
Fifth Third Bancorp
3.50%, 3/15/22		525	542,651
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/22		630	688,164
6.00%, 6/15/20		1,430	1,579,668
7.50%, 2/15/19		990	1,166,910
HSBC Holdings PLC
4.00%, 3/30/22		1,430	1,530,496
5.10%, 4/05/21		839	964,333
JPMorgan Chase & Co.
4.40%, 7/22/20		1,165	1,272,068
4.50%, 1/24/22		520	576,218
Macquarie Bank Ltd.
5.00%, 2/22/17 (a)		282	292,235
Macquarie Group Ltd.
4.875%, 8/10/17 (a)		1,193	1,229,029
Morgan Stanley
5.50%, 7/24/20-7/28/21		1,888	1,901,017
6.625%, 4/01/18		995	1,064,830
National Capital Trust II
5.486%, 3/23/15 (a)		372	354,001
Nationwide Building Society
6.25%, 2/25/20 (a)		1,415	1,560,915
Royal Bank of Scotland PLC (The)
6.125%, 1/11/21		1,140	1,287,629
Santander US Debt SAU
2.991%, 10/07/13 (a)		1,500	1,469,070
Societe Generale SA
2.50%, 1/15/14 (a)		695	689,440
SouthTrust Corp.
5.80%, 6/15/14		1,470	1,574,361
UFJ Finance Aruba AEC
6.75%, 7/15/13		172	180,151
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (a)		563	472,920
Vesey Street Investment Trust I
4.404%, 9/01/16		457	467,422

			34,789,467

Finance - 0.4%
General Electric Capital Corp.
4.65%, 10/17/21		544	621,827
SLM Corp.
5.375%, 1/15/13		175	177,631
7.25%, 1/25/22		825	883,500
Series A
5.375%, 5/15/14		710	742,178

			2,425,136

	Principal Amount (000)		U.S. $ Value
Insurance - 2.3%
Allied World Assurance Co., Ltd.
7.50%, 8/01/16	U.S.$	650	$750,147
Allstate Corp. (The)
6.125%, 5/15/37		905	918,575
American International Group, Inc.
6.40%, 12/15/20		680	795,564
Coventry Health Care, Inc.
5.95%, 3/15/17		295	336,797
6.125%, 1/15/15		115	125,592
6.30%, 8/15/14		900	979,195
Genworth Financial, Inc.
6.515%, 5/22/18		72	71,064
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (a)		542	730,066
Hartford Financial Services Group, Inc.
4.00%, 3/30/15		280	294,422
5.125%, 4/15/22		435	462,831
5.50%, 3/30/20		726	783,273
Humana, Inc.
6.45%, 6/01/16		130	148,899
7.20%, 6/15/18		825	997,889
Lincoln National Corp.
8.75%, 7/01/19		361	465,142
Markel Corp.
7.125%, 9/30/19		449	531,266
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)		300	442,803
Metlife Capital Trust IV
7.875%, 12/15/37 (a)		590	672,600
Metlife, Inc.
7.717%, 2/15/19		358	463,172
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		1,190	1,638,441
XL Group PLC
5.25%, 9/15/14		824	876,754

			12,484,492

Other Finance - 0.3%
Aviation Capital Group Corp.
7.125%, 10/15/20 (a)		552	567,367
ORIX Corp.
4.71%, 4/27/15		1,037	1,091,443

			1,658,810

REITS - 0.8%
HCP, Inc.
5.375%, 2/01/21		1,410	1,637,661
Health Care REIT, Inc.
5.25%, 1/15/22		1,410	1,584,121
Healthcare Realty Trust, Inc.
5.125%, 4/01/14		845	882,687

			4,104,469

			55,462,374

	Principal Amount (000)		U.S. $ Value
Utility - 3.2%
Electric - 1.3%
Allegheny Energy Supply Co. LLC
5.75%, 10/15/19 (a)	U.S.$	870	$953,545
Constellation Energy Group, Inc.
5.15%, 12/01/20		260	298,024
FirstEnergy Corp.
Series C
7.375%, 11/15/31		279	368,676
MidAmerican Energy Holdings Co.
6.125%, 4/01/36		1,115	1,481,405
Nisource Finance Corp.
6.80%, 1/15/19		1,465	1,771,084
Pacific Gas & Electric Co.
4.50%, 12/15/41		530	608,646
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (a)		283	294,541
TECO Finance, Inc.
4.00%, 3/15/16		310	331,556
5.15%, 3/15/20		380	438,605
Union Electric Co.
6.70%, 2/01/19		140	178,029
Wisconsin Energy Corp.
6.25%, 5/15/67		140	147,700

			6,871,811

Natural Gas - 1.9%
DCP Midstream LLC
5.35%, 3/15/20 (a)		396	435,148
Energy Transfer Partners LP
6.70%, 7/01/18		411	484,338
7.50%, 7/01/38		909	1,087,058
Enterprise Products Operating LLC
5.20%, 9/01/20		235	276,073
EQT Corp.
8.125%, 6/01/19		689	830,313
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		1,460	1,540,374
4.15%, 3/01/22		339	363,931
ONEOK, Inc.
4.25%, 2/01/22		1,345	1,435,977
Talent Yield Investments Ltd.
4.50%, 4/25/22 (a)		1,365	1,445,448
TransCanada PipeLines Ltd.
6.35%, 5/15/67		1,670	1,743,284
Williams Partners LP
5.25%, 3/15/20		733	845,070

			10,487,014

			17,358,825

Non Corporate Sectors - 0.5%
Agencies - Not Government Guaranteed - 0.5%
Abu Dhabi National Energy Co.
4.125%, 3/13/17 (a)		231	246,152

	Principal Amount (000)		U.S. $ Value
Gazprom OAO Via Gaz Capital SA
6.212%, 11/22/16 (a)	U.S.$	977	$1,079,585
Petrobras International Finance Co. - Pifco
5.375%, 1/27/21		1,045	1,169,023

			2,494,760

Total Corporates - Investment Grades (cost $130,687,993)			143,551,779

MORTGAGE PASS-THROUGHS - 23.8%
Agency Fixed Rate 30-Year - 19.4%
Federal Home Loan Mortgage Corp. Gold
4.50%, 12/01/39		12,019	12,926,912
5.50%, 4/01/38		2,301	2,509,067
Series 2005
5.50%, 1/01/35		1,103	1,209,769
Series 2007
5.50%, 7/01/35		153	168,900
Federal National Mortgage Association
3.50%, TBA		7,800	8,275,312
3.50%, 12/01/41		7,314	7,760,064
4.00%, 1/01/41-12/01/41		18,340	19,671,150
4.50%, TBA		7,740	8,370,084
5.50%, 1/01/35-6/01/38		9,221	10,117,189
6.00%, 2/01/38-7/01/39		7,207	7,939,405
Series 2003
5.00%, 11/01/33		153	167,049
5.50%, 4/01/33-7/01/33		1,189	1,316,845
Series 2004
5.50%, 4/01/34-11/01/34		670	741,164
6.00%, 9/01/34		253	281,935
Series 2005
4.50%, 8/01/35		458	495,668
5.50%, 2/01/35		498	550,741
Series 2006
5.00%, 2/01/36		426	463,940
5.50%, 4/01/36		1,164	1,279,082
6.00%, 2/01/36		1,662	1,856,013
Series 2007
4.50%, 9/01/35		394	426,543
5.00%, 11/01/35-7/01/36		5,099	5,555,149
5.50%, 8/01/37		4,243	4,691,551
Series 2008
6.00%, 3/01/37-5/01/38		7,005	7,745,939
Series 2010
6.00%, 2/01/40-4/01/40		1,687	1,856,147
Government National Mortgage Association
Series 1999
8.15%, 9/15/20		143	160,482

			106,536,100

Agency Fixed Rate 15-Year - 3.1%
Federal National Mortgage Association
3.00%, TBA		5,310	5,597,902
4.50%, TBA		3,460	3,723,825
4.50%, 3/01/25-6/01/26		7,264	7,806,445

	Principal Amount (000)		U.S. $ Value
Government National Mortgage Association
Series 2001
7.50%, 12/15/14	U.S.$	205	$210,284

			17,338,456

Agency ARMs – 1.3%
Federal Home Loan Mortgage Corp.
3.425%, 5/01/38 (c)		1,037	1,082,563
5.143%, 11/01/35 (d)		2,017	2,115,064
Series 2006
2.34%, 3/01/34 (c)		386	406,680
3.001%, 1/01/37 (d)		116	123,148
Series 2007
3.305%, 3/01/37 (d)		1,263	1,355,374
Federal National Mortgage Association
Series 2007
2.336%, 3/01/34 (c)		1,321	1,395,175
2.986%, 8/01/37 (c)		506	542,995

			7,020,999

Total Mortgage Pass-Throughs (cost $125,882,228)			130,895,555

GOVERNMENTS - TREASURIES - 20.5%
United States - 20.5%
U.S. Treasury Bonds
3.00%, 5/15/42		2,755	2,996,062
3.125%, 2/15/42		1,120	1,248,100
4.50%, 2/15/36		7,864	10,876,618
4.625%, 2/15/40		9,825	14,043,609
5.375%, 2/15/31		1,385	2,059,971
U.S. Treasury Notes
0.50%, 7/31/17		3,340	3,324,082
0.75%, 6/30/17		2,245	2,262,363
0.875%, 11/30/16-1/31/17		6,300	6,398,089
1.00%, 8/31/16		34,080	34,817,525
1.50%, 6/30/16		10,090	10,507,000
1.75%, 5/15/22		6,365	6,515,176
2.00%, 11/15/21		11,480	12,071,932
2.625%, 4/30/16		4,875	5,278,328

Total Governments - Treasuries (cost $103,822,589)			112,398,855

AGENCIES - 10.4%
Agency Debentures - 10.4%
Federal Farm Credit Bank
0.275%, 9/29/14 (d)		13,510	13,514,715
0.277%, 9/20/12 (d)		9,500	9,501,606
Federal Home Loan Mortgage Corp.
2.375%, 1/13/22		6,359	6,658,464
5.50%, 7/18/16		2,140	2,544,638

	Principal Amount (000)		U.S. $ Value
Federal National Mortgage Association
0.278%, 10/18/12 (d)	U.S.$	1,500	$1,500,424
6.25%, 5/15/29		8,610	12,644,379
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20		12,340	10,918,518

Total Agencies (cost $53,248,655)			57,282,744

ASSET-BACKED SECURITIES - 9.9%
Autos - Fixed Rate - 4.9%
Ally Auto Receivables Trust
Series 2011-5, Class A2
0.80%, 6/16/14		1,603	1,604,457
Series 2012-1, Class A2
0.71%, 9/15/14		1,527	1,528,631
Ally Master Owner Trust
Series 2010-3, Class A
2.88%, 4/15/15 (a)		1,560	1,580,674
AmeriCredit Automobile Receivables Trust
Series 2011-5, Class A2
1.19%, 8/08/15		544	545,760
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A
2.10%, 3/20/19 (a)		1,005	1,004,672
Bank of America Auto Trust
Series 2012-1, Class A4
1.03%, 12/15/16		930	936,579
CarMax Auto Owner Trust
Series 2011-3, Class A3
1.07%, 6/15/16		663	669,853
Series 2012-1, Class A3
0.89%, 9/15/16		715	720,162
Exeter Automobile Receivables Trust
Series 2012-1A, Class A
2.02%, 8/15/16 (a)		885	887,493
Ford Auto Securitization Trust
Series 2011-R3A, Class A2
1.96%, 7/15/15 (a)	CAD	1,914	1,913,618
Ford Credit Auto Lease Trust
Series 2011-B, Class A2
0.82%, 1/15/14	U.S.$	1,762	1,764,398
Ford Credit Auto Owner Trust
Series 2012-B, Class A4
1.00%, 9/15/17		895	901,727
Mercedes-Benz Auto Lease Trust
Series 2011-B, Class A2
0.90%, 1/15/14 (a)		1,544	1,546,421
Series 2012-A, Class A2
0.66%, 4/15/14		1,698	1,699,551
Navistar Financial Corp. Owner Trust
Series 2012-A, Class A2
0.85%, 3/18/15 (a)		1,645	1,637,629
Nissan Auto Lease Trust
Series 2012-A, Class A2A
0.68%, 7/15/14		1,235	1,236,994

	Principal Amount (000)		U.S. $ Value
Porsche Innovative Lease Owner Trust
Series 2011-1, Class A3
1.09%, 9/22/14 (a)	U.S.$	1,725	$1,735,477
Santander Drive Auto Receivables Trust
Series 2012-3, Class A3
1.08%, 4/15/16		1,470	1,479,476
Series 2012-4, Class A2
0.79%, 8/17/15		1,018	1,013,679
Volkswagen Auto Lease Trust
Series 2011-A, Class A2
1.00%, 2/20/14		1,203	1,205,704
World Omni Automobile Lease Securitization Trust
Series 2012-A, Class A3
0.93%, 11/16/15		1,631	1,633,651

			27,246,606

Credit Cards - Floating Rate - 2.3%
American Express Credit Account Master Trust
Series 2011-1, Class A
0.419%, 4/17/17 (d)		2,720	2,723,257
Chase Issuance Trust
Series 2012-A1, Class A1
0.349%, 5/16/16 (d)		5,360	5,360,000
GE Capital Credit Card Master Note Trust
Series 2012-4, Class A
0.549%, 6/15/18 (d)		1,375	1,375,000
Gracechurch Card Funding PLC
Series 2012-1A, Class A2
1.002%, 2/15/17 (a) (d)	EUR	1,235	1,521,479
Penarth Master Issuer PLC
Series 2012-1A, Class A1
0.818%, 3/18/14 (a) (d)	U.S.$	1,571	1,572,026

			12,551,762

Other ABS - Fixed Rate - 0.9%
CIT Canada Equipment Receivables Trust
Series 2012-1A, Class A1
1.705%, 7/22/13 (a)	CAD	713	711,078
CIT Equipment Collateral
Series 2012-VT1, Class A3
1.10%, 8/22/16 (a)	U.S.$	773	774,901
CNH Equipment Trust
Series 2010-C, Class A3
1.17%, 5/15/15		834	836,308
Series 2012-A, Class A3
0.94%, 5/15/17		1,061	1,066,530
GE Equipment Midticket LLC
Series 2011-1, Class A3
1.00%, 8/24/15		567	568,636

	Principal Amount (000)		U.S. $ Value
GE Equipment Small Ticket LLC
Series 2011-2A, Class A2
1.14%, 6/23/14 (a)	U.S.$	843	$845,414

			4,802,867

Other ABS - Floating Rate - 0.5%
GE Dealer Floorplan Master Note Trust
Series 2012-3, Class A
0.736%, 6/20/17 (d)		2,895	2,895,348

Autos - Floating Rate - 0.5%
Ford Credit Floorplan Master Owner Trust
Series 2012-1, Class A
0.719%, 1/15/16 (d)		2,640	2,647,549

Credit Cards - Fixed Rate - 0.5%
Discover Card Master Trust
Series 2012-A1, Class A1
0.81%, 8/15/17		791	795,864
Series 2012-A3, Class A3
0.86%, 11/15/17		891	897,424
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21		890	890,105

			2,583,393

Home Equity Loans - Floating Rate - 0.2%
HSBC Home Equity Loan Trust
Series 2005-3, Class A1
0.507%, 1/20/35 (d)		109	101,815
Series 2007-1, Class M1
0.627%, 3/20/36 (d)		1,250	918,820
Series 2007-2, Class M1
0.557%, 7/20/36 (d)		600	439,327

			1,459,962

Home Equity Loans - Fixed Rate - 0.1%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
1.37%, 12/25/32		81	73,511
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33		79	74,108
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33		180	168,545
Nationstar NIM Trust
Series 2007-A, Class A
9.79%, 3/25/37 (e) (f)		18	0

			316,164

Total Asset-Backed Securities (cost $55,071,783)			54,503,651

	Principal Amount (000)		U.S. $ Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.6%
Non-Agency Fixed Rate CMBS - 5.4%
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46	U.S.$	2,130	$2,414,457
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
5.813%, 6/15/38		2,850	3,251,639
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5, Class AJ
5.238%, 4/10/37		775	551,584
Series 2007-GG9, Class A4
5.444%, 3/10/39		2,495	2,820,380
GS Mortgage Securities Corp. II
Series 2012-GCJ7, Class A4
3.377%, 5/10/45		2,680	2,826,234
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB14, Class A4
5.481%, 12/12/44		1,455	1,625,551
Series 2006-CB15, Class A4
5.814%, 6/12/43		2,335	2,636,670
Series 2006-CB16, Class A4
5.552%, 5/12/45		1,810	2,058,307
Series 2007-LD11, Class A4
5.815%, 6/15/49		2,485	2,777,440
Series 2010-C2, Class A1
2.749%, 11/15/43 (a)		1,109	1,151,281
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A2
4.96%, 7/12/38		1,125	1,144,145
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2, Class A4
5.898%, 6/12/46		220	253,655
Series 2006-4, Class AM
5.204%, 12/12/49		940	939,876
Series 2007-9, Class A4
5.70%, 9/12/49		2,940	3,262,280
Prudential Securities Secured Financing Corp.
Series 1999-NRF1, Class AEC
1.327%, 11/01/31 (a) (g) (h)		8,637	180,460
UBS Barclays Commercial Mortgage Trust
Series 2007-C2, Class A4
3.525%, 5/10/63		1,521	1,609,980

			29,503,939

Non-Agency Floating Rate CMBS - 0.2%
CW Capital Cobalt Ltd.
Series 2007-C3, Class A4
5.811%, 5/15/46(d)		1,200	1,363,044

	Principal Amount (000)		U.S. $ Value
Agency CMBS - 0.0%
Government National Mortgage Association
Series 2006-39
0.10%, 7/16/46(c) (h)	U.S.$	8,698	$86,725

Total Commercial Mortgage-Backed Securities (cost $29,222,389)			30,953,708

QUASI-SOVEREIGNS - 1.2%
Quasi-Sovereign Bonds - 1.2%
Indonesia - 0.2%
Perusahaan Listrik Negara PT
5.50%, 11/22/21(a)		839	906,120

Kazakhstan - 0.2%
KazMunayGas National Co.
7.00%, 5/05/20(a)		790	928,250

Malaysia - 0.3%
Petronas Capital Ltd.
5.25%, 8/12/19(a)		1,385	1,610,572

South Korea - 0.2%
Korea National Oil Corp.
3.125%, 4/03/17(a)		1,365	1,405,552

United Arab Emirates - 0.3%
IPIC GMTN Ltd.
3.75%, 3/01/17(a)		1,365	1,425,060

Total Quasi-Sovereigns (cost $5,727,615)			6,275,554

CORPORATES - NON-INVESTMENT GRADES – 1.1%
Industrial - 0.8%
Basic - 0.2%
LyondellBasell Industries NV
5.75%, 4/15/24		766	867,495

Capital Goods - 0.3%
Ball Corp.
5.00%, 3/15/22		820	867,150
BE Aerospace, Inc.
5.25%, 4/01/22		825	866,250

			1,733,400

Consumer Cyclical - Other - 0.2%
Host Hotels & Resorts LP
5.25%, 3/15/22(a)		545	577,019
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.375%, 3/15/22(a)		825	830,156

			1,407,175

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Retailers - 0.0%
Dollar General Corp.
4.125%, 7/15/17	U.S.$	228	$236,550

Energy - 0.1%
Cimarex Energy Co.
5.875%, 5/01/22		395	420,675

			4,665,295

Financial Institutions - 0.2%
Banking - 0.2%
ABN Amro Bank NV
4.31%, 3/10/16	EUR	340	290,743
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)	U.S.$	635	561,975

			852,718

Utility - 0.1%
Electric - 0.1%
CMS Energy Corp.
5.05%, 3/15/22		440	469,066

Total Corporates - Non-Investment Grades (cost $5,170,459)			5,987,079

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.8%
Non-Agency Fixed Rate - 0.6%
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
2.744%, 5/25/35		1,160	1,021,179
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
2.95%, 7/25/36		1,392	725,134
Structured Asset Securities Corp.
Series 2002-3, Class B3
6.50%, 3/25/32		1,307	1,211,182
Series 2003-6A, Class B3
2.947%, 3/25/33 (g)		731	63,225

			3,020,720

Non-Agency Floating Rate - 0.2%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
1.147%, 12/25/35 (d)		106	61,445
WaMu Mortgage Pass Through Certificates
Series 2007-OA1, Class A1A
0.847%, 2/25/47 (d)		1,621	1,009,305

			1,070,750

Agency Fixed Rate - 0.0%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
0.785%, 5/28/35		65	44,287

Total Collateralized Mortgage Obligations (cost $6,398,574)			4,135,757

		Principal Amount (000)	U.S. $ Value
GOVERNMENTS - SOVEREIGN BONDS - 0.5%
Indonesia - 0.3%
Republic of Indonesia
5.25%, 1/17/42 (a)	U.S.$	1,370	$1,544,675

Qatar - 0.2%
State of Qatar
4.50%, 1/20/22 (a)		1,108	1,254,810

Total Governments - Sovereign Bonds (cost $2,441,797)			2,799,485

LOCAL GOVERNMENTS - MUNICIPAL BONDS – 0.3%
United States - 0.3%
California GO
7.625%, 3/01/40 (cost $1,382,957)		1,355	1,818,613

BANK LOANS - 0.1%
Industrial - 0.1%
Technology - 0.1%
Lawson Software, Inc. (fka SoftBrands, Inc.)
6.25%, 4/05/18 (d)
(cost $716,327)		723	728,966

		Shares
SHORT-TERM INVESTMENTS - 4.7%
Investment Companies - 4.7%
AllianceBernstein Fixed-Income Shares, Inc. -
Government STIF Portfolio, 0.15% (i) (cost $25,732,646)		25,732,646	25,732,646

Total Investments - 105.1%
(cost $545,506,012) (j)			577,064,392
Other assets less liabilities - (5.1)% (k)			(27,901,846)

Net Assets - 100.0%			$549,162,546

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2012	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Note 2 Yr Futures	21	September 2012	$4,625,795	$4,632,797	$(7,002)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at July 31, 2012	Unrealized Appreciation/ (Depreciation)
Buy Contracts
State Street Bank & Trust Co.:
Euro settling 8/03/12	4,076	$5,000,138	$5,015,683	$15,545
Sale Contracts
Royal Bank of Canada:
Canadian Dollar settling 8/10/12	2,600	2,541,537	2,592,433	(50,896)
UBS AG:
Euro settling 8/03/12	4,352	5,504,958	5,354,869	150,089

				$114,738

INTEREST RATE SWAP CONTRACTS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan				3 Month
Chase Bank NA	$5,590	1/30/17	1.059%	LIBOR	$(106,831)
JPMorgan				3 Month
Chase Bank NA	6,230	2/7/22	2.043%	LIBOR	(328,121)

					$(434,952)

CROSS CURRENCY SWAP CONTRACTS

Counterparty	Expiration Date	Pay Currency	Pay Rate	Receive Currency	Receive Rate	Unrealized Appreciation/ (Depreciation)
Barclays Bank			1 Month		1 Month
PLC	2/15/2015	EUR	EURIBOR	USD	LIBOR	$135,697

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, the aggregate market value of these securities amounted to $53,599,014 or 9.8% of net assets.
(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2012.
(c)	Variable rate coupon, rate shown as of July 31, 2012.
(d)	Floating Rate Security. Stated interest rate was in effect at July 31, 2012.
(e)	Fair valued.

(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.00% of net assets as of July 31, 2012, is considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value		Percentage of Net Assets
Nationstar NIM Trust Series 2007-A, Class A
9.79%, 3/25/37	4/04/07	$17,606	$	– 0 –	0.00%

(g)	Illiquid security.
(h)	IO - Interest Only
(i)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(j)	As of July 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $35,589,412 and gross unrealized depreciation of investments was $(4,031,032), resulting in net unrealized appreciation of $31,558,380.
(k)	An amount of U.S. $5,775 has been segregated to collateralize margin requirements for the open futures contracts at July 31, 2012.

Currency Abbreviations:

CAD	-	Canadian Dollar
EUR	-	Euro

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
EURIBOR	-	Euro Interbank Offered Rate
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced

AllianceBernstein Bond Fund-Intermediate Bond Portfolio

July 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2012:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Corporates - Investment Grades	$219,318	$143,332,461	$	– 0 –	$143,551,779
Mortgage Pass-Throughs	– 0 –	130,895,555		– 0 –	130,895,555
Governments - Treasuries	– 0 –	112,398,855		– 0 –	112,398,855
Agencies	– 0 –	57,282,744		– 0 –	57,282,744
Asset-Backed Securities	– 0 –	45,029,310		9,474,341	54,503,651
Commercial Mortgage-Backed Securities	– 0 –	26,504,348		4,449,360	30,953,708
Quasi-Sovereigns	– 0 –	6,275,554		– 0 –	6,275,554
Corporates - Non-Investment Grades	– 0 –	5,987,079		– 0 –	5,987,079
Collateralized Mortgage Obligations	– 0 –	– 0 –		4,135,757	4,135,757
Governments - Sovereign Bonds	– 0 –	2,799,485		– 0 –	2,799,485
Long-Term Municipal Bond	– 0 –	1,818,613		– 0 –	1,818,613
Bank Loans	– 0 –	– 0 –		728,966	728,966
Short-Term Investments	25,732,646	– 0 –		– 0 –	25,732,646

Total Investments in Securities	25,951,964	532,324,004		18,788,424	577,064,392
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0 –	165,634		– 0 –	165,634
Cross Currency Swap Contracts	– 0 –	– 0 –		135,697	135,697
Liabilities:
Futures Contracts	(7,002)	– 0 –		– 0 –	(7,002)
Forward Currency Exchange Contracts	– 0 –	(50,896)		– 0 –	(50,896)
Interest Rate Swap Contracts	– 0 –	(434,952)		– 0 –	(434,952)

Total	$25,944,962	$532,003,790		$18,924,121	$576,872,873

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Asset-Backed Securities	Commercial Mortgage-Backed Securities	Collateralized Mortgage Obligations
Balance as of 10/31/11	$3,595,821	$4,358,584	$5,968,446
Accrued discounts/(premiums)	157	58,647	(727)
Realized gain (loss)	489	– 0 –	(2,187,939)
Change in unrealized appreciation/depreciation	98,236	128,267	2,870,825
Purchases	6,272,519	2,734,699	– 0 –
Sales	(492,881)	– 0 –	(2,562,681)

Settlements	– 0 –		– 0 –	– 0 –
Transfers in to Level 3	– 0 –		235,565	47,833
Transfers out of Level 3	– 0 –		(3,066,402)	– 0 –

Balance as of 7/31/12	$9,474,341		$4,449,360	$4,135,757

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/12	$98,236		$128,267	$569,902

	Bank Loans	Cross Currency Swap Contracts		Total
Balance as of 10/31/11	$1,307,813	$	– 0 –	$15,230,664
Accrued discounts/(premiums)	6,936		– 0 –	65,013
Realized gain (loss)	33,292		1,064	(2,153,094)
Change in unrealized appreciation/depreciation	50,906		135,697	3,283,931
Purchases	717,850		– 0 –	9,725,068
Sales	(1,387,831)		– 0 –	(4,443,393)
Settlements	– 0 –		(1,064)	(1,064)
Transfers in to Level 3	– 0 –		– 0 –	283,398
Transfers out of Level 3	– 0 –		– 0 –	(3,066,402)

Balance as of 7/31/12^	$728,966		$135,697	$18,924,121

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/12	$12,639		$135,697	$944,741

^	There were di minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s material categories of Level 3 investments at July 31, 2012:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 7/31/2012	Valuation Technique	Unobservable Input	Range
Asset-Backed Securities	$9,474,341	Discounted Cash Flow	Loss Severity	63-99%
			Constant Prepayment Rate	0.25-20% CPP/CPR
			Probability of Default	5-7.5% CDR
			Yield	5.71-6.75%
			Spread over Eurodollar Curve	0.002-0.0055%
		Broker Quotes	Market Quotes	$100.002803

Glossary:

CDR	-	Constant Default Rate

CPP	-	Constant Percent Prepayment
CPR	-	Constant Prepayment Rate

Asset-Backed Securities, Commercial Mortgage-Backed Securities and Collateralized Mortgage Obligations

Within the non-Agency Mortgage Backed (RMBS and CMO) as well as the non-Credit Card or non-Auto Loan backed Asset Backed Securities, due to the relative illiquidity of these markets, the inability of the Fund to observe trading activity in the markets, and the broker quotes not being indicative to trade, the Fund has determined securities in these sectors generally warrant a Level 3 classification.

Because of the wide range of spreads and relatively low trading activity of similar securities, the Fund’s Valuation Committee engages in a regular review process of such securities which meets as often as daily, and involves (as needed) participation from the Mortgage Trading Desk, Fixed Income Research, Risk, Pricing Group, Fund Accounting and Legal. The Fund’s Pricing Group gathers prices from Pricing Direct and IDC (and other vendors as deemed appropriate over time) and from major recognized brokers who make a market in these instruments. The Fund’s trading desk reports on trading activity and engages in dialogue with the trading personnel at the brokers. This review covers the entire portfolio of securities in this sector.

Because the Fund has declared these instruments as Level 3 (due to wide spreads, low quality ratings, and relatively low trading activity), significant inputs (including Constant Prepayment Rate (“CPR”), Loss Severity, and Probability of Default) generally considered observable are deemed unobservable in these asset classes. The Fund’s Valuation Committee periodically reviews these asset classes (as a standing practice) to confirm that the status remains unchanged.

The significant unobservable inputs used in the fair value measurement of the Fund’s Collateralized Mortgage Obligation Securities are CPR, Loss Severity, and Probability of Default. On non-evaluated assets, broker quotes are used when other market information not available to produce an evaluation and are considered non-observable. Generally, a change in the assumption used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumption used for prepayment rates.

The significant unobservable inputs used in the fair value measurement of the Fund’s Asset Backed Securities are the spread over the public curve as well as the spreads or yields on the non-rated instruments.

AllianceBernstein Bond Fund - Bond Inflation Strategy Portfolio

Portfolio of Investments

July 31, 2012 (unaudited)

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 99.7%
United States - 99.7%
U.S. Treasury Inflation Index
0.125%, 1/15/22 (TIPS)	U.S.$	13,429	$14,496,946
0.625%, 7/15/21 (TIPS) (a)		21,755	24,620,886
1.125%, 1/15/21 (TIPS)		4,791	5,594,732
1.25%, 7/15/20 (TIPS) (a)		18,589	21,897,719
1.375%, 7/15/18-1/15/20 (TIPS)		13,259	15,453,891
1.625%, 1/15/15 (TIPS)		4,906	5,247,669
1.625%, 1/15/18 (TIPS) (a)		7,070	8,165,161
1.875%, 7/15/13-7/15/19 (TIPS)		19,991	22,147,477
1.875%, 7/15/15 (TIPS) (a)		17,410	19,096,747
2.00%, 7/15/14-1/15/16 (TIPS) (a)		37,072	39,688,313
2.125%, 1/15/19 (TIPS)		4,828	5,846,780
2.375%, 1/15/17-1/15/25 (TIPS)		5,893	6,921,937
U.S. Treasury Inflation Index
2.50%, 7/15/16 (TIPS)		14,919	17,210,828
2.625%, 7/15/17 (TIPS) (a)		14,471	17,344,871
U.S. Treasury Notes
0.125%, 7/15/22 (TIPS)		7,370	7,998,478

Total Inflation-Linked Securities (cost $223,694,397)			231,732,435

CORPORATES - INVESTMENT GRADES - 13.8%
Industrial - 7.0%
Basic - 0.7%
Alcoa, Inc.
5.40%, 4/15/21		265	271,631
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20		225	235,589
ArcelorMittal
5.50%, 3/01/21		110	106,277
6.125%, 6/01/18		100	103,378
Dow Chemical Co. (The)
5.25%, 11/15/41		185	215,543
7.60%, 5/15/14		25	27,810
8.55%, 5/15/19		67	90,993
Eastman Chemical Co.
2.40%, 6/01/17		138	141,701
3.60%, 8/15/22		148	155,598
Teck Resources Ltd.
2.50%, 2/01/18		91	90,718
4.75%, 1/15/22		152	164,753

			1,603,991

Capital Goods - 0.3%
ADT Corp. (The)
3.50%, 7/15/22 (b)		129	133,162
CRH America, Inc.
5.75%, 1/15/21		230	253,585
Embraer SA
5.15%, 6/15/22		147	153,615
Republic Services, Inc.
3.80%, 5/15/18		8	8,693

	Principal Amount (000)		U.S. $ Value
5.25%, 11/15/21	U.S.$	150	$178,637

			727,692

Communications - Media - 1.4%
CBS Corp.
3.375%, 3/01/22		137	142,400
5.75%, 4/15/20		325	391,569
8.875%, 5/15/19		25	33,824
Comcast Corp.
5.15%, 3/01/20		210	251,077
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22		280	295,944
4.60%, 2/15/21		140	156,306
Globo Comunicacao e Participacoes SA
5.307%, 5/11/22 (b) (c)		215	231,663
Interpublic Group of Cos., Inc. (The)
4.00%, 3/15/22		42	43,458
NBCUniversal Media LLC
4.375%, 4/01/21		205	231,693
News America, Inc.
6.15%, 3/01/37-2/15/41		331	408,709
Omnicom Group, Inc.
3.625%, 5/01/22		163	173,390
Reed Elsevier Capital, Inc.
8.625%, 1/15/19		45	57,642
Time Warner Cable, Inc.
4.125%, 2/15/21		180	198,421
5.00%, 2/01/20		35	40,506
7.50%, 4/01/14		70	77,526
8.75%, 2/14/19		25	33,964
Virgin Media Secured Finance PLC
5.25%, 1/15/21		200	227,919
WPP Finance 2010
4.75%, 11/21/21		227	249,159

			3,245,170

Communications - Telecommunications - 1.4%
American Tower Corp.
4.70%, 3/15/22		395	412,384
5.05%, 9/01/20		35	37,539
AT&T, Inc.
5.35%, 9/01/40		280	342,327
Bell Canada
4.85%, 6/30/14	CAD	25	26,257
British Telecommunications PLC
2.00%, 6/22/15	U.S.$	208	212,527
5.95%, 1/15/18		121	143,588
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (b)		425	449,469
8.75%, 6/15/30		150	221,231
Koninklijke KPN NV
5.00%, 11/13/12	EUR	50	62,244
Telecom Italia Capital SA
7.175%, 6/18/19	U.S.$	170	172,550
Telefonica Emisiones SAU
5.462%, 2/16/21		165	148,499

	Principal Amount (000)		U.S. $ Value
United States Cellular Corp.
6.70%, 12/15/33	U.S.$	110	$116,185
Verizon Communications, Inc.
7.35%, 4/01/39		300	453,922
Vodafone Group PLC
6.15%, 2/27/37		335	464,664

			3,263,386

Consumer Cyclical - Automotive - 0.2%
Ford Motor Credit Co. LLC
5.00%, 5/15/18		440	468,977
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (b)		30	32,479

			501,456

Consumer Cyclical - Other - 0.2%
Marriott International, Inc./DE
3.00%, 3/01/19		263	269,258
5.625%, 2/15/13		125	128,088

			397,346

Consumer Cyclical - Retailers - 0.2%
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22		410	441,739

Consumer Non-Cyclical - 0.2%
Ahold Finance USA LLC
6.875%, 5/01/29		25	31,929
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		125	134,038
8.50%, 6/15/19		75	94,304
Delhaize Group SA
5.875%, 2/01/14		205	216,236

			476,507

Energy - 1.3%
Anadarko Petroleum Corp.
5.95%, 9/15/16		365	422,366
Encana Corp.
3.90%, 11/15/21		430	444,896
Marathon Petroleum Corp.
3.50%, 3/01/16		9	9,529
5.125%, 3/01/21		265	305,357
Nabors Industries, Inc.
9.25%, 1/15/19		175	227,467
Noble Energy, Inc.
4.15%, 12/15/21		127	137,101
8.25%, 3/01/19		175	226,558
Phillips 66
4.30%, 4/01/22 (b)		435	475,369
Southwestern Energy Co.
4.10%, 3/15/22 (b)		118	123,305
Valero Energy Corp.
6.125%, 2/01/20		211	253,862
Weatherford International Ltd./Bermuda
5.125%, 9/15/20		305	332,986

	Principal Amount (000)		U.S. $ Value
9.625%, 3/01/19	U.S.$	70	$92,002

			3,050,798

Technology - 0.8%
Agilent Technologies, Inc.
5.00%, 7/15/20		7	8,086
Hewlett-Packard Co.
4.65%, 12/09/21		165	173,421
Intel Corp.
4.80%, 10/01/41		225	273,493
Motorola Solutions, Inc.
3.75%, 5/15/22		320	327,634
7.50%, 5/15/25		195	245,493
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		495	504,363
Xerox Corp.
2.95%, 3/15/17		74	74,806
8.25%, 5/15/14		195	217,999

			1,825,295

Transportation - Airlines - 0.0%
Southwest Airlines Co.
5.25%, 10/01/14		35	37,898

Transportation - Railroads - 0.2%
CSX Corp.
4.75%, 5/30/42		400	442,645

Transportation - Services - 0.1%
Asciano Finance Ltd.
5.00%, 4/07/18 (b)		47	49,493
Ryder System, Inc.
3.15%, 3/02/15		105	108,719
5.85%, 11/01/16		105	120,689
7.20%, 9/01/15		10	11,548

			290,449

			16,304,372

Financial Institutions - 4.3% Banking - 2.4%
Bank of America Corp.
5.00%, 5/13/21		90	97,016
Bank of Scotland PLC
5.625%, 5/23/13	EUR	50	63,672
Barclays Bank PLC
5.00%, 9/22/16	U.S.$	100	109,158
5.125%, 1/08/20		200	217,685
BBVA US Senior SAU
3.25%, 5/16/14		265	254,240
Capital One Financial Corp.
4.75%, 7/15/21		265	295,215
5.25%, 2/21/17		150	166,836
Citigroup, Inc.
4.50%, 1/14/22		610	641,636
5.375%, 8/09/20		75	82,716
5.50%, 4/11/13		55	56,559

	Principal Amount (000)		U.S. $ Value
DNB Bank ASA
3.20%, 4/03/17 (b)	U.S.$	450	$464,805
Fifth Third Bancorp
3.50%, 3/15/22		166	171,581
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/22		240	262,158
6.00%, 6/15/20		120	132,559
HSBC Holdings PLC
4.00%, 3/30/22		225	240,812
5.10%, 4/05/21		180	206,889
JPMorgan Chase & Co.
4.25%, 10/15/20		55	59,588
4.40%, 7/22/20		105	114,650
4.50%, 1/24/22		365	404,461
Lloyds TSB Bank PLC
4.20%, 3/28/17		445	464,139
Macquarie Group Ltd.
7.625%, 8/13/19 (b)		65	71,616
Morgan Stanley
5.30%, 3/01/13		50	51,039
5.50%, 7/28/21		456	460,825
National Capital Trust II
5.486%, 3/23/15 (b)		45	42,823
Royal Bank of Scotland PLC (The)
3.25%, 1/11/14		80	81,161
4.875%, 3/16/15		100	105,229
UBS AG/Stamford CT
5.875%, 7/15/16		145	155,403
Vesey Street Investment Trust I
4.404%, 9/01/16		191	195,356

			5,669,827

Finance - 0.2%
SLM Corp.
5.375%, 1/15/13		155	157,330
7.25%, 1/25/22		265	283,791

			441,121

Insurance - 1.3%
Allstate Corp. (The)
6.125%, 5/15/37		37	37,555
American International Group, Inc.
6.40%, 12/15/20		205	239,839
Coventry Health Care, Inc.
5.45%, 6/15/21		415	473,495
Genworth Financial, Inc.
6.515%, 5/22/18		7	6,909
Hartford Financial Services Group, Inc.
5.125%, 4/15/22		275	292,594
5.50%, 3/30/20		24	25,893
6.10%, 10/01/41		165	170,959
Humana, Inc.
6.45%, 6/01/16		40	45,815
7.20%, 6/15/18		155	187,482
Lincoln National Corp.
8.75%, 7/01/19		175	225,484

	Principal Amount (000)		U.S. $ Value
Markel Corp.
7.125%, 9/30/19	U.S.$	189	$223,629
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14		207	222,070
MetLife, Inc.
5.70%, 6/15/35		90	114,042
Metlife, Inc.
7.717%, 2/15/19		180	232,880
Nationwide Financial Services, Inc.
5.375%, 3/25/21 (b)		165	172,947
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (b)		125	172,105
XL Group PLC
5.25%, 9/15/14		151	160,667

			3,004,365

Other Finance - 0.0%
ORIX Corp.
4.71%, 4/27/15		42	44,205

REITS - 0.4%
HCP, Inc.
5.375%, 2/01/21		394	457,616
Health Care REIT, Inc.
5.25%, 1/15/22		410	460,631

			918,247

			10,077,765

Utility - 2.2%
Electric - 0.6%
Allegheny Energy Supply Co. LLC
5.75%, 10/15/19 (b)		130	142,484
Constellation Energy Group, Inc.
5.15%, 12/01/20		91	104,308
FirstEnergy Solutions Corp.
6.05%, 8/15/21		80	89,182
6.80%, 8/15/39		80	86,808
MidAmerican Energy Holdings Co.
6.125%, 4/01/36		340	451,729
Nisource Finance Corp.
6.125%, 3/01/22		95	114,884
6.15%, 3/01/13		57	58,817
6.80%, 1/15/19		75	90,670
Ohio Power Co.
5.50%, 2/15/13		16	16,407
Pacific Gas & Electric Co.
4.50%, 12/15/41		160	183,742
TECO Finance, Inc.
4.00%, 3/15/16		45	48,129

			1,387,160

Natural Gas - 1.6%
DCP Midstream LLC
4.75%, 9/30/21 (b)		405	429,996
9.75%, 3/15/19 (b)		20	25,764

	Principal Amount (000)		U.S. $ Value
Energy Transfer Partners LP
5.95%, 2/01/15	U.S.$	150	$164,001
6.125%, 2/15/17		145	164,749
Enterprise Products Operating LLC
5.20%, 9/01/20		145	170,343
EQT Corp.
4.875%, 11/15/21		370	392,227
8.125%, 6/01/19		62	74,716
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		321	338,671
4.15%, 3/01/22		104	111,649
ONEOK, Inc.
4.25%, 2/01/22		425	453,747
Spectra Energy Capital LLC
6.20%, 4/15/18		265	318,383
8.00%, 10/01/19		25	32,643
Talent Yield Investments Ltd.
4.50%, 4/25/22 (b)		480	508,289
Williams Partners LP
5.25%, 3/15/20		400	461,157

			3,646,335

			5,033,495

Non Corporate Sectors - 0.3%
Agencies - Not Government Guaranteed - 0.3%
Gazprom OAO Via Gaz Capital SA
6.212%, 11/22/16 (b)		320	353,600
Petrobras International Finance Co. - Pifco
5.75%, 1/20/20		270	305,056

			658,656

Total Corporates - Investment Grades (cost $30,616,557)			32,074,288

ASSET-BACKED SECURITIES - 5.8%
Autos - Fixed Rate - 3.2%
AmeriCredit Automobile Receivables Trust
Series 2011-3, Class A2
0.84%, 11/10/14		592	592,609
Series 2011-4, Class A2
0.92%, 3/09/15		150	150,464
Series 2012-3, Class A3
0.96%, 1/09/17		655	656,530
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A
2.10%, 3/20/19 (b)		420	419,863
Bank of America Auto Trust
Series 2012-1, Class A4
1.03%, 12/15/16		380	382,688
CarMax Auto Owner Trust
Series 2011-3, Class A3
1.07%, 6/15/16		171	172,346
Exeter Automobile Receivables Trust
Series 2012-1A, Class A
2.02%, 8/15/16 (b)		274	274,887

	Principal Amount (000)		U.S. $ Value
Ford Credit Auto Lease Trust
Series 2011-A, Class A2
0.74%, 9/15/13	U.S.$	184	$183,789
Series 2011-B, Class A2
0.82%, 1/15/14		425	425,464
Huntington Auto Trust
Series 2011-1A, Class A3
1.01%, 1/15/16 (b)		187	188,310
Hyundai Auto Lease Securitization Trust
Series 2011-A, Class A2
0.69%, 11/15/13 (b)		126	125,576
Hyundai Auto Receivables Trust
Series 2012-B, Class C
1.95%, 10/15/18		165	164,993
Mercedes-Benz Auto Lease Trust
Series 2011-B, Class A2
0.90%, 1/15/14 (b)		405	405,093
Series 2012-A, Class A2
0.66%, 4/15/14		546	546,499
Navistar Financial Corp. Owner Trust
Series 2012-A, Class A2
0.85%, 3/18/15 (b)		665	662,020
Nissan Auto Lease Trust
Series 2012-A, Class A2A
0.68%, 7/15/14		400	400,646
Porsche Innovative Lease Owner Trust
Series 2011-1, Class A3
1.09%, 9/22/14 (b)		450	452,733
Santander Drive Auto Receivables Trust
Series 2012-3, Class A2
0.83%, 4/15/15		715	716,031
Series 2012-4, Class A2
0.79%, 8/17/15		410	408,260
SMART Trust/Australia
Series 2011-2USA, Class A2A
1.22%, 11/14/13 (b)		202	202,246

			7,531,047

Credit Cards - Floating Rate - 1.3%
American Express Credit Account Master Trust
Series 2011-1, Class A
0.419%, 4/17/17 (d)		680	680,814
Discover Card Master Trust
Series 2012, Class A4
0.62%, 11/15/19 (d)		530	531,267
GE Capital Credit Card Master Note Trust
Series 2011-1, Class A
0.799%, 1/15/17 (d)		165	165,907
Series 2011-2, Class A
0.729%, 5/15/19 (d)		580	583,258
Penarth Master Issuer PLC
Series 2010-2A, Class A2
0.997%, 12/18/14 (b) (d)		480	480,730
Series 2012-1A, Class A1

	Principal Amount (000)		U.S. $ Value
0.818%, 3/18/14 (b) (d)	U.S.$	514	$514,336

			2,956,312

Other ABS - Fixed Rate - 0.4%
CIT Canada Equipment Receivables Trust
Series 2012-1A, Class A1
1.705%, 7/22/13 (b)	CAD	297	296,586
CIT Equipment Collateral
Series 2012-VT1, Class A3
1.10%, 8/22/16 (b)	U.S.$	262	262,382
CNH Equipment Trust
Series 2012-A, Class A3
0.94%, 5/15/17		340	341,616
GE Equipment Midticket LLC
Series 2011-1, Class A3
1.00%, 8/24/15		145	145,439

			1,046,023

Autos - Floating Rate - 0.4%
Ford Credit Floorplan Master Owner Trust
Series 2012-1, Class A
0.719%, 1/15/16 (d)		754	756,156
Hyundai Floorplan Master Owner Trust
Series 2009-1A, Class A
1.499%, 11/17/14 (b) (d)		160	160,265

			916,421

Other ABS - Floating Rate - 0.3%
GE Dealer Floorplan Master Note Trust
Series 2012-3, Class A
0.736%, 6/20/17 (d)		600	600,072

Credit Cards - Fixed Rate - 0.2%
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21		370	370,044

Total Asset-Backed Securities (cost $13,396,691)			13,419,919

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.6%
Non-Agency Fixed Rate CMBS - 4.2%
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2006-5, Class A4
5.414%, 9/10/47		990	1,112,487
Series 2007-5, Class A4
5.492%, 2/10/51		1,000	1,154,965
Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A4
5.718%, 9/11/38		75	85,880

	Principal Amount (000)		U.S. $ Value
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46	U.S.$	55	$62,345
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C1, Class A4
5.014%, 2/15/38		380	412,672
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3, Class A4
4.799%, 8/10/42		530	572,033
Series 2007-GG9, Class A4
5.444%, 3/10/39		760	859,114
GS Mortgage Securities Corp. II
Series 2006-GG6, Class A2
5.506%, 4/10/38		21	20,545
Series 2012-GCJ7, Class A4
3.377%, 5/10/45		1,000	1,054,565
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB15, Class A4
5.814%, 6/12/43		503	567,985
Series 2006-CB16, Class A4
5.552%, 5/12/45		80	90,975
Series 2007-LD11, Class A4
5.815%, 6/15/49		885	989,149
Series 2007-LDPX, Class A3
5.42%, 1/15/49		435	492,391
Series 2010-C2, Class A1
2.749%, 11/15/43 (b)		380	394,006
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A4
5.272%, 6/15/29		70	74,535
Series 2006-C1, Class A4
5.156%, 2/15/31		38	42,812
Series 2006-C4, Class A4
5.869%, 6/15/38		60	68,912
Series 2007-C1, Class A4
5.424%, 2/15/40		1,100	1,260,611
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A2
4.96%, 7/12/38		283	287,474
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.414%, 7/12/46		25	28,384
Series 2007-9, Class A4
5.70%, 9/12/49		125	138,702

			9,770,542

Non-Agency Floating Rate CMBS - 0.4%
CW Capital Cobalt Ltd.
Series 2007-C3, Class A4
5.811%, 5/15/46		895	1,016,604

Total Commercial Mortgage-Backed Securities (cost $10,461,418)			10,787,146

	Principal Amount (000)		U.S. $ Value
MORTGAGE PASS-THROUGHS - 2.8%
Agency Fixed Rate 30-Year - 2.6%
Federal National Mortgage Association
3.50%, 12/01/41	U.S.$	1,957	$2,075,817
6.00%, 10/01/38-10/01/40		3,563	3,927,171

			6,002,988

Agency ARMs - 0.2%
Federal Home Loan Mortgage Corp.
5.143%, 11/01/35 (d)		542	568,328

Total Mortgage Pass-Throughs (cost $6,487,833)			6,571,316

AGENCIES - 0.9%
Agency Debentures - 0.8%
Federal Home Loan Mortgage Corp.
2.375%, 1/13/22		1,761	1,843,931

Agency Subordinated - 0.1%
American International Group, Inc.
4.875%, 6/01/22		325	345,996

Total Agencies (cost $2,084,975)			2,189,927

CORPORATES - NON-INVESTMENT GRADES - 0.8%
Industrial - 0.7%
Basic - 0.2%
LyondellBasell Industries NV
5.75%, 4/15/24		405	458,663

Capital Goods - 0.2%
Ball Corp.
5.00%, 3/15/22		255	269,662
BE Aerospace, Inc.
5.25%, 4/01/22		260	273,000

			542,662

Consumer Cyclical - Other - 0.2%
Host Hotels & Resorts LP
5.25%, 3/15/22 (b)		175	185,281
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.375%, 3/15/22 (b)		260	261,625

			446,906

Consumer Cyclical - Retailers - 0.0%
Dollar General Corp.
4.125%, 7/15/17		94	97,525

Energy - 0.1%
Cimarex Energy Co.
5.875%, 5/01/22		134	142,710

			1,688,466

	Principal Amount (000)		U.S. $ Value
Utility - 0.1%
Electric - 0.1%
CMS Energy Corp.
5.05%, 3/15/22	U.S.$	144	$153,513

Total Corporates - Non-Investment Grades (cost $1,730,131)			1,841,979

QUASI-SOVEREIGNS - 0.7%
Quasi-Sovereign Bonds - 0.7%
Indonesia - 0.2%
Perusahaan Listrik Negara PT
5.50%, 11/22/21 (b)		355	383,400

Kazakhstan - 0.2%
KazMunayGas National Co.
7.00%, 5/05/20 (b)		324	380,700

Malaysia - 0.1%
Petronas Capital Ltd.
5.25%, 8/12/19 (b)		310	360,489

South Korea - 0.2%
Korea National Oil Corp.
3.125%, 4/03/17 (b)		450	463,369

Total Quasi-Sovereigns (cost $1,509,125)			1,587,958

GOVERNMENTS - SOVEREIGN BONDS - 0.2%
Poland - 0.0%
Poland Government International Bond
3.875%, 7/16/15		16	17,069

Qatar - 0.2%
State of Qatar
4.50%, 1/20/22 (b)		360	407,700

Russia - 0.0%
Russian Foreign Bond - Eurobond
7.50%, 3/31/30 (b)		76	94,928

Total Governments - Sovereign Bonds (cost $457,874)			519,697

BANK LOANS - 0.1%
Industrial - 0.1%
Technology - 0.1%
Lawson Software, Inc. (fka SoftBrands, Inc.)
6.25%, 4/05/18 (d)
(cost $247,009)		249	251,367

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 2.3%
Investment Companies - 2.3%
AllianceBernstein Fixed-Income Shares, Inc. -
Government STIF Portfolio, 0.15% (e) (cost $5,274,729)	5,274,729	$5,274,729

Total Investments - 131.7%
(cost $295,960,739) (f)		306,250,761
Other assets less liabilities - (31.7)% (g)		(73,762,322)

Net Assets - 100.0%		$232,488,439

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2012	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Bond 30 Yr Futures	25	September 2012	$3,673,006	$3,775,781	$(102,775)
U.S. T-Note 2 Yr Futures	28	September 2012	6,167,593	6,177,062	(9,469)
U.S. T-Note 5 Yr Futures	29	September 2012	3,588,530	3,618,656	(30,126)
U.S. T-Note 10 Yr Futures	91	September 2012	12,085,454	12,253,719	(168,265)

					$(310,635)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at July 31, 2012	Unrealized Appreciation/ (Depreciation)
Buy Contracts
State Street Bank & Trust Co.:
Euro settling 8/03/12	1,622	$1,991,317	$1,996,027	$4,710
Sale Contracts
State Street Bank & Trust Co.:
Canadian Dollar settling 8/10/12	297	292,650	296,523	(3,873)
Euro settling 8/03/12	1,798	2,279,620	2,212,622	66,998

				$67,835

INTEREST RATE SWAP CONTRACTS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$7,310	6/7/13	0.627%	3 Month LIBOR	$(15,707)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC				3 Month
	$1,000	11/17/13	1.059%	LIBOR	$(9,781)
Barclays Bank PLC				3 Month
	850	1/17/22	2.05%	LIBOR	(38,735)
JPMorgan Chase Bank NA				3 Month
	7,780	10/13/13	0.687%	LIBOR	(41,485)
Morgan Stanley Capital Services Inc.				3 Month
	9,790	3/12/14	0.563%	LIBOR	(39,024)
Morgan Stanley Capital Services Inc.				3 Month
	830	3/6/42	2.804%	LIBOR	(90,849)
Morgan Stanley Capital Services Inc.				3 Month
	1,100	2/21/42	2.813%	LIBOR	(123,557)

					$(359,138)

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2012	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Bank of America NA:
CDX-
NAIGS18V1-
5 Year
6/20/17*	1.00%	1.08%	$3,650	$(8,969)	$19,485	$(28,454)
Barclays Bank PLC.:
Bank of
America
Corp., 5.65%
5/1/18,
9/20/17*	1.00	2.44	350	(23,310)	(24,955)	1,645
Morgan Stanley Capital Services Inc.:
CDX-
NAIGS17V1-
5 Year Index,
12/20/16*	1.00	0.99	3,090	5,570	(50,526)	56,096

				$(26,709)	$(55,996)	$29,287

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	U.S. $ Value at July 31, 2012
Barclays †	0.18%	– 0 –	$31,780,893
Barclays	0.23%	8/13/12	16,064,078
Barclays	0.25%	9/13/12	4,614,019
Goldman	0.27%	9/11/12	7,646,169

Broker	Interest Rate	Maturity	U.S. $ Value at July 31, 2012
Warburg †	0.17%	– 0 –	$9,751,143

			$69,856,302

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on July 31, 2012

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $70,989,781.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, the aggregate market value of these securities amounted to $11,255,894 or 4.8% of net assets.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2012.
(d)	Floating Rate Security. Stated interest rate was in effect at July 31, 2012.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of July 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $10,455,294 and gross unrealized depreciation of investments was $(165,272), resulting in net unrealized appreciation of $10,290,022.
(g)	An amount of U.S. $196,650 has been segregated to collateralize margin requirements for the open futures contracts at July 31, 2012.

Currency Abbreviations:

CAD	-	Canadian Dollar
EUR	-	Euro

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
TIPS	-	Treasury Inflation Protected Security

AllianceBernstein Bond Fund - Bond Inflation Strategy Portfolio

July 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of July 31, 2012:

Investments in Securities:	Level 1		Level 2	Level 3		Total
Assets:
Inflation-Linked Securities	$	– 0 –	$231,732,435	$	– 0 –	$231,732,435
Corporates - Investment Grades		90,718	31,983,570		– 0 –	32,074,288
Asset-Backed Securities		– 0 –	11,773,824		1,646,095	13,419,919
Commercial Mortgage-Backed Securities		– 0 –	9,797,997		989,149	10,787,146
Mortgage Pass-Throughs		– 0 –	6,571,316		– 0 –	6,571,316
Agencies		– 0 –	2,189,927		– 0 –	2,189,927
Corporates - Non-Investment Grades		– 0 –	1,841,979		– 0 –	1,841,979
Quasi-Sovereigns		– 0 –	1,587,958		– 0 –	1,587,958
Governments - Sovereign Bonds		– 0 –	519,697		– 0 –	519,697
Bank Loans		– 0 –	– 0 –		251,367	251,367
Short-Term Investments		5,274,729	– 0 –		– 0 –	5,274,729

Total Investments in Securities		5,365,447	297,998,703		2,886,611	306,250,761
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts		– 0 –	71,708		– 0 –	71,708
Credit Default Swap Contracts		– 0 –	57,741		– 0 –	57,741
Liabilities:
Futures Contracts		(310,635)	– 0 –		– 0 –	(310,635)
Forward Currency Exchange Contracts		– 0 –	(3,873)		– 0 –	(3,873)
Interest Rate Swap Contracts		– 0 –	(359,138)		– 0 –	(359,138)
Credit Default Swap Contracts		– 0 –	(28,454)		– 0 –	(28,454)

Total		$5,054,812	$297,736,687		$2,886,611	$305,678,110

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Asset-Backed Securities	Commercial Mortgage-Backed Securities	Bank Loans
Balance as of 10/31/11	$144,901	$438,694	$	– 0 –
Accrued discounts/(premiums)	3	(3,377)		94
Realized gain (loss)	– 0 –	– 0 –		6
Change in unrealized appreciation/depreciation	7,498	18,599		4,358
Purchases	1,493,693	973,927		247,534
Sales	– 0 –	– 0 –		(625)

Transfers in to Level 3		– 0 –	– 0 –	– 0 –
Transfers out of Level 3		– 0 –	(438,694)	– 0 –

Balance as of 7/31/12		$1,646,095	$989,149	$251,367

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/12		$7,498	$18,599	$4,358

	Collateralized Mortgage Obligations		Total
Balance as of 10/31/11		$2,014	$585,609
Accrued discounts/(premiums)		3	(3,277)
Realized gain (loss)		193	199
Change in unrealized appreciation/depreciation		(183)	30,272
Purchases		– 0 –	2,715,154
Sales		(2,027)	(2,652)
Transfers in to Level 3		– 0 –	– 0 –
Transfers out of Level 3		– 0 –	(438,694)

Balance as of 7/31/12^	$	– 0 –	$2,886,611

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/12	$	– 0 –	$30,455

^	There were di minimis transfers under 1% of net assets during the reporting period.

AllianceBernstein Bond Fund-Municipal Bond Inflation Strategy Portfolio

Portfolio of Investments

July 31, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 94.8%
Long-Term Municipal Bonds - 94.2%
Alabama - 3.0%
Alabama Pub Sch & Clg Auth
5.00%, 12/01/15	$12,340	$14,134,976

Alaska - 0.8%
Alaska Ind Dev & Export Auth
Series 2010 A
5.00%, 4/01/17	400	468,500
Valdez AK Marine Terminal (BP PLC)
Series 2011B
5.00%, 1/01/16	3,140	3,536,456

		4,004,956

Arizona - 3.4%
Maricopa Cnty AZ CCD GO
4.00%, 7/01/16	2,850	3,213,375
Phoenix AZ Civic Impt Corp. (Phoenix AZ Wastewater)
5.00%, 7/01/26	3,330	4,026,769
Pima Cnty AZ Swr
AGM
5.00%, 7/01/21	1,765	2,117,753
Pima Cnty AZ USD #1 GO
5.00%, 7/01/13	2,825	2,948,113
Salt River Proj Agric Impt & Pwr Dist AZ
Series 2011A
5.00%, 12/01/24	3,140	3,892,627

		16,198,637

Arkansas - 0.5%
Arkansas GO (Arkansas Federal Hwy Grant)
4.00%, 8/01/12	1,500	1,500,000
Fort Smith AR Sales & Use Tax
2.375%, 5/01/27	965	1,002,963

		2,502,963

California - 3.4%
California Dept Wtr Res Pwr
Series 2010
5.00%, 5/01/13 (a)	1,225	1,268,439
Series 2011N
5.00%, 5/01/13	7,125	7,377,652
California GO
5.00%, 10/01/16	275	320,210
Series 2011A
5.00%, 10/01/20	5,000	6,119,950
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
Series C
5.00%, 5/01/19	450	541,377
NPFGC-RE Series 2006 32F

	Principal Amount (000)	U.S. $ Value
5.25%, 5/01/18	$290	$351,770

		15,979,398

Colorado - 1.3%
Denver CO City & Cnty Arpt (Denver Intl Airport)
Series 2010 A
5.00%, 11/15/23	375	444,120
Series 2011B
4.00%, 11/15/14	4,730	5,011,908
Denver CO Urban Renewal Auth (Stapleton)
Series 2010B-1
5.00%, 12/01/19	200	220,032
Regional Trnsp Dist CO (Denver Transit Partners)
5.25%, 7/15/24	440	494,648

		6,170,708

Connecticut - 0.4%
Connecticut GO
AMBAC Series 2005B
3.301%, 6/01/16 (b)	1,750	1,803,375

District of Columbia - 0.3%
Metro Washington Arpt Auth VA
Series 2010B
5.00%, 10/01/13	1,495	1,572,785

Florida - 8.8%
Citizens Ppty Ins Corp. FL
Series 2010A
5.00%, 6/01/16	315	352,362
Series 2011A-1
5.00%, 6/01/15	1,720	1,883,022
Series 2012A-1
5.00%, 6/01/16	3,165	3,540,401
NPFGC Series A
5.00%, 3/01/15	275	298,952
Florida Brd of Ed GO (Florida GO)
Series 2011C
4.00%, 6/01/13	1,970	2,031,208
Florida Brd of Ed Lottery
5.00%, 7/01/13	1,000	1,043,390
Series 2010 C
5.00%, 7/01/16	550	639,925
Florida Hurricane Catastr Fd Fin Corp.
Series 2008A
5.00%, 7/01/13	665	692,976
Series 2010A
5.00%, 7/01/15	700	780,990
Florida Mun Pwr Agy
Series 2011B
5.00%, 10/01/23	2,890	3,408,206
Florida Ports Fin Commn (Florida St Trnsp Trust Fund)
Series 2011B
5.00%, 6/01/15	1,900	2,080,633

	Principal Amount (000)	U.S. $ Value
Florida St (Florida GO)
Series 2011B
5.00%, 6/01/13	$3,055	$3,175,184
Greater Orlando Aviation FL (Greater Orlando Intl Airport)
Series 2010 B
5.00%, 10/01/13	420	441,449
Jacksonville FL Elec Auth
Series 2011-23
5.00%, 10/01/13	3,900	4,110,405
Jacksonville FL Sales Tax
5.00%, 10/01/20	1,720	2,041,193
Jacksonville FL Trnsp
Series 2012A
5.00%, 10/01/23-10/01/26	10,190	12,213,626
Lee Cnty FL Port Auth Arpt (Southwest Florida Intl Airport)
AGM Series 2010A
5.00%, 10/01/13	1,000	1,050,710
Tampa FL Wtr & Swr Sys
5.00%, 10/01/26	1,565	1,890,645

		41,675,277

Georgia - 2.9%
Atlanta GA Arpt PFC (Hartsfield Jackson Atlanta Intl Arpt)
Series 2010B
5.00%, 1/01/18	2,500	3,009,350
Catoosa Cnty GA SD GO
3.00%, 8/01/13	2,380	2,445,688
4.00%, 8/01/14	4,470	4,793,047
Georgia Mun Elec Auth
Series 2011A
5.00%, 1/01/21	3,045	3,691,179

		13,939,264

Illinois - 5.2%
Chicago IL Brd of Ed GO
5.00%, 12/01/17	1,690	1,983,232
Chicago IL GO
Series 2008A
5.25%, 1/01/21	1,165	1,353,055
Series 2010A
5.00%, 1/01/24	1,975	2,291,158
Chicago IL O’Hare Intl Arpt (O’Hare Intl Arpt)
5.00%, 1/01/17	1,930	2,212,822
Chicago IL Transit Auth Fed Hwy Grant (Chicago IL Fed Hwy Grant)
AMBAC Series 2004A
5.25%, 6/01/15	2,425	2,695,072
Cook Cnty IL GO
5.00%, 11/15/25	2,200	2,513,566
Illinois Finance Auth (The Admiral at The Lake)
6.00%, 5/15/17	160	160,365
Illinois GO

	Principal Amount (000)	U.S. $ Value
5.00%, 8/01/15	$6,050	$6,692,147
Series 2010
5.00%, 1/01/18	500	568,035
Illinois Sales Tax
5.00%, 6/15/17 (a)	1,450	1,729,386
Springfield ILL Metro San Dist
Series 2011A
5.00%, 1/01/21	2,170	2,536,144

		24,734,982

Indiana - 1.8%
Indiana Mun Pwr Agy
Series 2011A
5.00%, 1/01/20-1/01/23	4,965	5,950,055
Indianapolis IN Loc Bond Bank (Indianapolis IN Arpt Auth)
AMBAC
5.25%, 1/01/14	2,260	2,380,797

		8,330,852

Kansas - 0.0%
Wyandotte Cnty/Kansas City KS Uni Govt (Wyandotte Cnty/Kansas City KS Sales Tax)
Series 2010B
Zero Coupon, 6/01/21	180	126,124

Kentucky - 0.9%
Kentucky Turnpike Auth (Kentucky Turnpike Auth Spl Tax)
Series 2012A
5.00%, 7/01/25	2,275	2,809,762
AGM
5.25%, 7/01/14	1,410	1,538,916

		4,348,678

Louisiana - 0.2%
Orleans Parish LA Par SD GO
AGM
4.00%, 9/01/13	910	944,189

Massachusetts - 3.8%
Boston MA GO
Series 2012A
5.00%, 4/01/15	1,300	1,457,014
Massachusetts GO
AGM Series 2006C
2.584%, 11/01/19 (b)	5,400	5,599,044
Massachusetts Mun Whsl Elec Co.
Series 2012A
5.00%, 7/01/15	1,430	1,597,639
Massachusetts Spl Obl (Massachusetts Gas Tax)
AGM Series 2005A
2.592%, 6/01/20 (b)	3,000	3,238,890
Metropolitan Boston Trnsp Pkg Corp. MA

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/22-7/01/25	$5,025	$5,946,748

		17,839,335

Michigan - 5.4%
Detroit MI City SD GO
Series 2012A
4.00%, 5/01/14	1,120	1,180,547
Detroit MI Swr Disp
Series 2012A
5.00%, 7/01/21	3,750	4,126,050
Michigan Finance Auth (Michigan Unemployment)
Series 2012B
5.00%, 7/01/23	17,050	18,429,004
Univ of Michigan
Series 2012C
4.00%, 4/01/14	1,795	1,901,569

		25,637,170

Minnesota - 0.5%
Minnesota Hgr Ed Fac Auth (Gustavus Adolfus College)
5.00%, 10/01/21	1,295	1,507,872
Minnesota Pub Fac Auth (Minnesota SRF)
Series 2010A
5.00%, 3/01/13	750	770,955

		2,278,827

Missouri - 1.6%
Bi-State Dev Agy MO (St. Louis MO City & Cnty Sales Tax)
Series 2010B
4.00%, 10/15/13	5,900	6,109,804
Springfiled MO Pub Util
5.00%, 12/01/17	1,390	1,653,085

		7,762,889

Nevada - 0.3%
Clark Cnty NV Arpt (McCarran Airport)
Series 2010 D
5.00%, 7/01/21-7/01/22	775	918,434
Clark Cnty NV SD GO
NPFGC-RE Series 2005 A
5.00%, 6/15/18	450	503,203

		1,421,637

New Hampshire - 1.8%
Manchester NH Arpt (Manchester-Boston Regional Arpt)
Series 2012A
5.00%, 1/01/23	7,170	8,388,040

New Jersey - 0.9%
New Jersey EDA (New Jersey Lease Sch Fac)
Series 2010DD-1

	Principal Amount (000)	U.S. $ Value
5.00%, 12/15/17	$480	$573,418
Tobacco Settlement Fin Corp. NJ
6.75%, 6/01/39 (Pre-refunded/ETM)	3,440	3,626,551

		4,199,969

New York - 12.0%
Long Island Pwr Auth NY
NPFGC Series 2006D
3.727%, 9/01/15 (b)	3,500	3,596,320
Metropolitan Trnsp Auth NY
Series 2012C
5.00%, 11/15/24-11/15/25	9,065	10,836,310
New York NY GO
AGM Series 2005K
4.711%, 8/01/16 (b)	1,700	1,784,898
New York NY Mun Wtr Fin Auth
2.297%, 6/15/13 (b)	500	507,515
5.00%, 6/15/26	3,875	4,682,124
New York St Dormitory Auth (New York St Pers Income Tax)
4.00%, 3/15/13	6,800	6,960,888
Series 2011C
5.00%, 3/15/25	3,000	3,637,620
Series 2011E
5.00%, 8/15/14	2,790	3,050,837
Series 2012B
5.00%, 3/15/20	7,900	9,812,353
New York St Envrn Fac Corp. (New York NY Mun Wtr Fin Auth)
5.00%, 6/15/25	3,000	3,703,170
New York St Loc Gov Asst Corp.
AGM
0.09%, 4/01/17 (c) (d)	1,475	1,386,025
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
Series 2011A
4.00%, 4/01/13	6,720	6,887,261

		56,845,321

North Carolina - 1.7%
North Carolina Eastern Mun Pwr Agy
Series 2012B
5.00%, 1/01/21	6,700	8,110,350

Ohio - 0.3%
Cleveland OH COP
Series 2010A
5.00%, 11/15/17	700	793,121
Toledo OH City Svcs Spl Assmt Notes
Series 2010
4.125%, 12/01/12	725	730,032

		1,523,153

Oregon - 1.2%
Tri-Cnty Met Trnsp Dist OR Grant Prog
Series 2011A

	Principal Amount (000)	U.S. $ Value
5.00%, 10/01/25	$4,605	$5,504,771

Pennsylvania - 4.2%
Allegheny Cnty PA Sani Auth (Allegheny Cnty PA Swr)
AGM
5.00%, 6/01/19	2,250	2,644,200
Montgomery Cnty PA IDA (New Regional Medical Ctr)
5.00%, 8/01/19 (a)	475	567,582
Pennsylvania GO
Series 2006
5.00%, 3/01/13	700	719,432
NPFGC-RE
5.50%, 2/01/14	5,290	5,696,537
Pennsylvania IDA (Pennsylvania IDA Econ Dev)
5.00%, 7/01/16	5,000	5,690,900
Philadelphia PA Gas Works
Series 2011-1975
5.00%, 7/01/14	1,900	2,051,031
Philadelphia PA SD GO
Series 2011E
5.25%, 9/01/22	1,800	2,108,286
Philadelphia PA Wtr & WstWtr
AGM Series 2010A
5.00%, 6/15/18	550	656,348

		20,134,316

Puerto Rico - 4.0%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/19	3,400	3,837,342
Series 2007TT
5.00%, 7/01/21	2,000	2,172,780
Series 2010AAA
5.25%, 7/01/21	1,830	2,084,828
Puerto Rico GO
5.25%, 7/01/14	2,970	3,187,760
Puerto Rico Govt Dev Bank
5.25%, 1/01/15	3,535	3,744,802
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
AMBAC Series 2007N
3.423%, 7/01/28 (b)	4,650	3,750,504
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
Series 2007 M
5.75%, 7/01/16	275	309,848

		19,087,864

South Carolina - 1.4%
Renewable Water Resources Sew Sys SC
5.00%, 1/01/24	2,570	3,137,122
South Carolina Pub Svc Auth
Series 2012C

	Principal Amount (000)	U.S. $ Value
5.00%, 12/01/15 (e)	$3,200	$3,602,656

		6,739,778

Tennessee - 0.6%
Met Govt Nashville-DAV TN GO
5.00%, 7/01/23	2,385	3,025,349

Texas - 10.3%
Conroe TX ISD GO
5.00%, 2/15/24-2/15/26	6,240	7,469,737
Denton TX ISD GO
Series 2012A
2.125%, 8/01/42	2,135	2,211,454
Garland TX GO
Series 2010
5.00%, 2/15/26	500	593,265
Houston TX Arpt Sys
Series 2011A
5.00%, 7/01/19	2,105	2,485,373
Houston TX ISD GO
2.00%, 6/01/29	4,345	4,451,409
Houston TX Util Sys
Series 20011E
5.00%, 11/15/13	2,225	2,358,834
Series 2011D
5.00%, 11/15/27	2,735	3,290,697
Series 2011E
5.00%, 11/15/14	6,900	7,614,012
Katy TX ISD GO
Series 2010 B
4.00%, 2/15/13	700	714,175
Lower Colorado River Auth TX
5.00%, 5/15/24	2,615	3,064,597
Midlothian TX ISD GO
Series 2011B
2.25%, 8/01/51	5,000	5,169,400
North Texas Tollway Auth TX (Texas St Hwy Fund Third Tier)
Series 2011D
5.25%, 9/01/26	3,625	4,403,795
Red River TX Hlth Facs Dev Corp. (Mrc Crestview Proj)
6.00%, 11/15/16	735	754,088
San Antonio TX ISD GO
5.00%, 8/15/26	1,710	2,064,398
Texas Trnsp Comm (Central Texas Turnpike)
Series 2009
2.75%, 8/15/42	655	661,118
Univ of Texas
Series 2010A
5.00%, 8/15/22	1,070	1,311,895

		48,618,247

Virginia - 6.0%
Fairfax Cnty VA Econ Dev Dist (Fairfax Cnty VA Trnsp Impt Dist)
5.00%, 4/01/25-4/01/26	6,000	7,076,400

	Principal Amount (000)	U.S. $ Value
Virginia College Bldg Auth (Virginia Lease 21st Century College Prog)
5.00%, 2/01/14-2/01/15	$10,550	$11,599,825
Virginia Lease Pub Fac
Series 2003A
5.00%, 8/01/13	3,525	3,692,297
Virginia Pub Bldg Auth (Virginia Lease Pub Fac)
Series 2011A
4.00%, 8/01/13	4,050	4,201,997
Virginia Trnsp Brd (Virginia Lease Trnsp Fund)
5.00%, 5/15/15	1,655	1,860,584

		28,431,103

Washington - 5.3%
Central Puget Sound WA RTA
Series 2012P
5.00%, 2/01/23-2/01/25 (e)	7,815	9,706,077
Chelan Cnty WA PUD #1
Series 2011B
5.50%, 7/01/25	3,305	3,949,640
Energy Northwest WA (Bonneville Power Admin)
Series 2011A
5.00%, 7/01/18	680	832,238
Series 2012A
5.00%, 7/01/13-7/01/19	5,450	6,521,660
King Cnty WA Swr
Series 2011B
5.00%, 1/01/14	2,230	2,373,545
Seattle WA GO
Series 2010
4.00%, 8/01/12	700	700,000
Washington St GO
Series 2009 B
5.00%, 1/01/22	710	865,313

		24,948,473

Total Long-Term Municipal Bonds (cost $430,452,727)		446,963,756

Short-Term Municipal Notes - 0.6% Colorado - 0.2%
Colorado Edl & Cultural Facs Auth (Natl Jewish Fed Bd Prog)
0.17%, 7/01/36 (f)	1,100	1,100,000

Louisiana – 0.2%
Lousiana Pub Fac Auth (Dynamic Fuel Systems, Inc.)
Series 2008
0.17%, 10/01/33 (f)	950	950,000

Washington – 0.2%
Washington St HFC (Tacoma Museum Art)

	Principal Amount (000)	U.S. $ Value
0.16%, 6/01/32 (f)	$1,000	$1,000,000

Total Short-Term Municipal Notes (cost $3,050,000)		3,050,000

Total Municipal Obligations (cost $433,502,727)		450,013,756

CORPORATES - INVESTMENT GRADES - 4.4% Financial Institutions - 1.8% Banking - 1.4%
Bank of America Corp.
7.375%, 5/15/14	1,200	1,302,029
Capital One Financial Corp.
2.125%, 7/15/14	736	746,241
Citigroup, Inc.
5.50%, 4/11/13	1,475	1,516,809
Goldman Sachs Group, Inc. (The)
5.15%, 1/15/14	1,510	1,576,324
JPMorgan Chase & Co.
2.05%, 1/24/14	1,570	1,594,562

		6,735,965

Finance - 0.4%
General Electric Capital Corp.
2.15%, 1/09/15	1,576	1,616,004

		8,351,969

Industrial - 2.4% Capital Goods - 0.8%
Caterpillar Financial Services Corp.
1.10%, 5/29/15	2,203	2,233,154
United Technologies Corp.
1.20%, 6/01/15	1,611	1,636,694

		3,869,848

Communications - Telecommunications - 0.3%
Verizon Communications, Inc.
4.35%, 2/15/13	1,446	1,476,052

Consumer Cyclical - Automotive - 0.2%
Daimler Finance North America LLC
6.50%, 11/15/13	904	969,778

Consumer Cyclical - Entertainment - 0.2%
Viacom, Inc.
1.25%, 2/27/15	800	806,884

Energy - 0.3%
ConocoPhillips
4.75%, 2/01/14	1,430	1,519,953

Technology - 0.6%
Hewlett-Packard Co.
4.50%, 3/01/13	1,280	1,305,069
International Business Machines Corp.

	Principal Amount (000)	U.S. $ Value
0.55%, 2/06/15	$1,715	$1,716,708

		3,021,777

		11,664,292

Utility - 0.2%
Electric - 0.2%
Exelon Generation Co. LLC
5.35%, 1/15/14	831	879,565

Total Corporates - Investment Grades
(cost $20,612,209)		20,895,826

AGENCIES - 1.3%
U.S. Government Agency - 1.3%
Federal Home Loan Bank
Series 656
5.375%, 5/18/16 (a) (cost $5,917,103)	5,315	6,278,764

	Shares
SHORT-TERM INVESTMENTS - 4.0%
Investment Companies - 3.9%
AllianceBernstein Fixed-Income Shares, Inc. -
Government STIF Portfolio, 0.15% (g) (cost $18,632,441)	18,632,441	18,632,441

	Principal Amount (000)
U.S. Treasury Bill - 0.1%
U.S. Treasury Bill
Zero Coupon, 10/25/12 (a) (cost $299,895)	$300	299,895

Total Short-Term Investments
(cost $18,932,336)		18,932,336

Total Investments - 104.5%
(cost $478,964,375) (h)		496,120,682
Other assets less liabilities - (4.5)%		(21,574,853)

Net Assets - 100.0%		$474,545,829

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$10,000	9/28/12	1.09%	CPI	#	$305,685

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$7,000	3/16/13	1.795%	CPI	#	$49,112
Barclays Bank PLC	2,000	4/8/15	2.22%	CPI	#	(19,896)
Barclays Bank PLC	38,000	4/24/15	2.02%	CPI	#	(246,036)
Barclays Bank PLC	5,500	6/1/15	2.0375%	CPI	#	9,541
Barclays Bank PLC	6,000	2/26/17	2.37%	CPI	#	(117,232)
Barclays Bank PLC	3,000	7/19/17	2.0375%	CPI	#	50,746
Barclays Bank PLC	5,500	6/2/19	2.58%	CPI	#	(146,792)
Barclays Bank PLC	4,000	6/15/20	2.48%	CPI	#	(46,525)
Barclays Bank PLC	1,500	8/4/20	2.31%	CPI	#	17,526
Barclays Bank PLC	2,000	11/10/20	2.5%	CPI	#	(9,830)
Barclays Bank PLC	6,000	5/4/21	2.845%	CPI	#	(281,059)
Barclays Bank PLC	3,000	5/12/21	2.815%	CPI	#	(134,864)
Barclays Bank PLC	14,000	4/3/22	2.6625%	CPI	#	(339,412)
Barclays Bank PLC	5,400	3/6/27	2.695%	CPI	#	(134,860)
Citibank, NA	2,000	4/15/14	2.06%	CPI	#	(2,208)
Citibank, NA	10,000	5/4/16	2.71%	CPI	#	(308,672)
Citibank, NA	14,000	5/30/17	2.125%	CPI	#	(59,951)
Citibank, NA	11,500	6/21/17	2.1525%	CPI	#	(60,942)
Citibank, NA	9,000	6/29/22	2.3975%	CPI	#	13,520
Citibank, NA	5,400	7/19/22	2.4%	CPI	#	19,292
Deutsche Bank AG	16,300	6/30/14	1.9975%	CPI	#	(134,801)
Deutsche Bank AG	14,200	7/21/14	2.155%	CPI	#	(199,380)
Deutsche Bank AG	11,000	6/20/21	2.655%	CPI	#	(365,877)
Deutsche Bank AG	9,800	9/7/21	2.4%	CPI	#	(18,330)
JPMorgan Chase Bank, NA	32,000	5/30/14	1.575%	CPI	#	(32,514)
JPMorgan Chase Bank, NA	1,000	7/29/20	2.305%	CPI	#	11,559
JPMorgan Chase Bank, NA	1,400	6/30/26	2.89%	CPI	#	(87,564)
JPMorgan Chase Bank, NA	3,300	7/21/26	2.935%	CPI	#	(235,965)
JPMorgan Chase Bank, NA	2,400	10/3/26	2.485%	CPI	#	11,889
JPMorgan Chase Bank, NA	5,400	11/14/26	2.4875%	CPI	#	21,433
JPMorgan Chase Bank, NA	4,850	12/23/26	2.48375%	CPI	#	50,545
Morgan Stanley Capital Services Inc.	1,000	5/6/13	1.95%	CPI	#	7,972

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services Inc.	$9,000	10/28/13	1.61%	CPI	#	$211,411
Morgan Stanley Capital Services Inc.	22,000	10/3/14	1.53%	CPI	#	177,354
Morgan Stanley Capital Services Inc.	6,000	4/5/16	2.535%	CPI	#	(113,133)
Morgan Stanley Capital Services Inc.	2,000	10/14/20	2.37%	CPI	#	21,185
Morgan Stanley Capital Services Inc.	13,000	5/23/21	2.68%	CPI	#	(396,357)
Morgan Stanley Capital Services Inc.	5,000	8/15/26	2.885%	CPI	#	(320,548)

						$(2,833,978)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $3,709,752.
(b)	Variable rate coupon, rate shown as of July 31, 2012.
(c)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of July 31, 2012 and the aggregate market value of this security amounted to $1,386,025 or 0.29% of net assets.
(d)	Illiquid security.
(e)	When-Issued or delayed delivery security.
(f)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of July 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $17,162,985 and gross unrealized depreciation of investments was $(6,678), resulting in net unrealized appreciation of $17,156,307.

As of July 31, 2012, the Fund held 8.9% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CCD	-	Community College District
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
GO	-	General Obligation

HFC	-	Housing Finance Corporation
IDA	-	Industrial Development Authority/Agency
ISD	-	Independent School District
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
PFC	-	Passenger Facility Charge
PUD	-	Public Utility District
RTA	-	Regional Transportation Authority
SD	-	School District
SRF	-	State Revolving Fund
USD	-	Unified School District

AllianceBernstein Bond Fund-Municipal Bond Inflation Strategy Portfolio

July 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2012:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$446,049,303		$914,453		$446,963,756
Short-Term Municipal Notes		– 0	–	3,050,000		– 0	–	3,050,000
Corporates - Investment Grades		– 0	–	20,895,826		– 0	–	20,895,826
Agencies		– 0	–	6,278,764		– 0	–	6,278,764
Short-Term Investments:
Investment Companies		18,632,441		– 0	–	– 0	–	18,632,441
U.S. Treasury Bill		– 0	–	299,895		– 0	–	299,895

Total Investments in Securities		18,632,441		476,573,788		914,453		496,120,682
Other Financial Instruments* :
Assets:
Interest Rate Swap Contracts		– 0	–	978,770		– 0	–	978,770
Liabilities:
Interest Rate Swap Contracts		– 0	–	(3,812,748)		– 0	–	(3,812,748)

Total		$18,632,441		$473,739,810		$914,453		$493,286,704

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Long-Term Municipal Bonds		Total
Balance as of 10/31/11	$268,665		$268,665
Accrued discounts/(premiums)	312		312
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	18,831		18,831
Purchases	735,000		735,000
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	(108,355)		(108,355)

Balance as of 7/31/12^	$914,453		$914,453

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/12	$18,831		$18,831

^	There were di minimis transfers under 1% of net assets during the reporting period.

AllianceBernstein Bond Fund-Real Asset Strategy

Portfolio of Investments

July 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 65.7%
Energy - 24.7%
Coal & Consumable Fuels - 1.0%
Banpu PCL	79,450	$1,009,851
Cameco Corp.	50,600	1,059,580
Exxaro Resources Ltd.	89,770	1,825,176

		3,894,607

Integrated Oil & Gas - 17.1%
BG Group PLC	252,650	4,973,486
BP PLC	1,114,930	7,403,056
Chevron Corp.	52,360	5,737,609
China Petroleum & Chemical Corp. - Class H	3,104,000	2,799,606
ENI SpA	100,090	2,063,880
Exxon Mobil Corp.	172,574	14,988,052
Gazprom OAO (Sponsored ADR) (a)	398,910	3,673,961
Hess Corp.	28,240	1,331,798
Petroleo Brasileiro SA (ADR)	183,060	3,593,468
Petroleo Brasileiro SA (Sponsored ADR)	84,340	1,604,990
PTT PCL	120,700	1,250,340
Royal Dutch Shell PLC (Euronext Amsterdam) - Class A	212,116	7,224,666
Royal Dutch Shell PLC - Class A	1,668	56,683
Royal Dutch Shell PLC - Class B	73,280	2,577,824
Suncor Energy, Inc. (Toronto)	127,790	3,906,907
Total SA	38,850	1,790,062

		64,976,388

Oil & Gas Drilling - 1.4%
Ensco PLC	20,140	1,094,206
Seadrill Ltd.	56,010	2,172,628
Transocean Ltd./Switzerland	39,720	1,860,088

		5,126,922

Oil & Gas Equipment & Services - 0.9%
Halliburton Co.	44,020	1,458,383
Schlumberger Ltd.	30,050	2,141,363

		3,599,746

Oil & Gas Exploration & Production - 4.3%
Anadarko Petroleum Corp.	35,290	2,450,538
Cabot Oil & Gas Corp.	20,330	857,723
Devon Energy Corp.	43,480	2,570,538
EOG Resources, Inc.	23,840	2,336,558
Marathon Oil Corp.	54,260	1,436,262
Nexen, Inc. (Toronto)	78,914	2,005,014
Noble Energy, Inc.	11,370	994,079
Occidental Petroleum Corp.	42,010	3,656,130
Penn West Petroleum Ltd.	591	8,062

		16,314,904

		93,912,567

Materials - 11.4%
Diversified Chemicals - 0.5%
BASF SE	23,890	1,744,078

Company	Shares	U.S. $ Value
Diversified Metals & Mining - 4.5%
Anglo American PLC	118,690	$3,517,328
BHP Billiton Ltd.	124,520	4,136,241
BHP Billiton PLC	47,480	1,384,464
Freeport-McMoRan Copper & Gold, Inc.	18,970	638,720
Rio Tinto Ltd.	18,250	1,010,633
Rio Tinto PLC	103,010	4,743,804
Teck Resources Ltd.	63,800	1,789,594

		17,220,784

Fertilizers & Agricultural Chemicals - 1.3%
Agrium, Inc. (Toronto)	25,630	2,437,898
Monsanto Co.	28,030	2,399,928

		4,837,826

Gold - 2.5%
Goldcorp, Inc.	103,650	3,741,467
Kinross Gold Corp.	258,440	2,159,572
Koza Altin Isletmeleri AS	37,830	747,513
New Gold, Inc. (a)	138,590	1,410,983
Real Gold Mining Ltd. (b) (c)	124,500	22,477
Yamana Gold, Inc.	94,420	1,400,035

		9,482,047

Paper Products - 0.3%
Mondi PLC	121,220	1,031,290

Specialty Chemicals - 0.4%
Koninklijke DSM NV	33,358	1,641,960

Steel - 1.9%
Arrium Ltd.	449,117	335,636
Commercial Metals Co.	95,940	1,236,667
JFE Holdings, Inc.	83,000	1,087,989
United States Steel Corp.	25,000	516,250
Vale SA (Sponsored ADR) (Local Preference Shares)	225,880	4,004,852

		7,181,394

		43,139,379

Equity: Other - 10.6% Diversified/Specialty - 8.4%
American Tower Corp.	7,620	551,002
British Land Co. PLC	162,512	1,358,063
Capital Property Fund	284,900	371,370
CapitaLand Ltd.	305,000	730,934
Cheung Kong Holdings Ltd.	22,000	287,556
China Overseas Land & Investment Ltd.	498,000	1,168,482
City Developments Ltd.	35,000	327,763
Cofinimmo	6,470	701,010
Dexus Property Group	240,851	249,560
Digital Realty Trust, Inc.	19,080	1,489,576
Duke Realty Corp.	64,420	931,513
Dundee Real Estate Investment Trust	23,340	894,407
Evergrande Real Estate Group Ltd.	2,376,000	1,097,582
Fonciere Des Regions	3,480	251,149
GPT Group	61,960	222,910
Growthpoint Properties Ltd.	170,200	522,175

Company	Shares	U.S. $ Value
Hang Lung Properties Ltd.	295,000	$1,042,271
Henderson Land Development Co., Ltd.	59,000	341,924
Hyprop Investments Ltd.	46,200	379,903
Kerry Properties Ltd.	63,000	286,833
Land Securities Group PLC	53,705	663,380
Lexington Realty Trust	29,640	264,982
Mitsubishi Estate Co., Ltd.	118,000	2,113,455
Mitsui Fudosan Co., Ltd.	146,000	2,813,030
Morguard Real Estate Investment Trust	34,100	617,156
New World Development Co., Ltd.	752,000	955,253
Soho China Ltd.	1,516,500	1,125,279
Sumitomo Realty & Development Co., Ltd.	45,000	1,119,760
Sun Hung Kai Properties Ltd.	179,006	2,218,964
Suntec Real Estate Investment Trust	400,000	463,476
Swire Pacific Ltd.	23,000	275,074
Telecity Group PLC (a)	58,967	791,204
Tokyu Land Corp.	121,000	610,281
UOL Group Ltd.	151,734	629,729
Vornado Realty Trust	20,570	1,717,595
Weyerhaeuser Co.	34,950	816,083
Wharf Holdings Ltd.	266,000	1,524,973

		31,925,657

Health Care - 1.8%
HCP, Inc.	20,610	972,998
Health Care REIT, Inc.	19,180	1,193,571
LTC Properties, Inc.	18,200	649,740
Senior Housing Properties Trust	42,300	962,325
Ventas, Inc.	41,290	2,776,753

		6,555,387

Triple Net - 0.4%
Entertainment Properties Trust	28,930	1,306,479
Realty Income Corp.	7,600	313,120

		1,619,599

		40,100,643

Retail - 7.6% Regional Mall - 3.2%
BR Malls Participacoes SA	50,500	589,479
General Growth Properties, Inc.	84,600	1,532,952
Glimcher Realty Trust	69,954	700,939
Macerich Co. (The)	3,130	182,823
Simon Property Group, Inc.	40,211	6,453,464
Westfield Group	252,435	2,640,473

		12,100,130

Shopping Center/Other Retail - 4.4%
Aeon Mall Co., Ltd.	50,000	1,195,917
American Realty Capital Trust, Inc.	44,250	487,635
Corio NV	23,388	1,033,104
DDR Corp.	31,241	469,865
Eurocommercial Properties NV	20,600	695,295
Federal Realty Investment Trust	8,160	886,666
Hammerson PLC	58,770	425,216
Japan Retail Fund Investment Corp.	363	607,115
Klepierre	28,250	918,835
Link REIT (The)	283,023	1,239,944

Company	Shares	U.S. $ Value
Mercialys SA	32,400	$638,835
Regency Centers Corp.	22,900	1,095,765
Retail Opportunity Investments Corp.	90,409	1,102,086
RioCan Real Estate Investment Trust (Toronto)	10,391	296,752
Tanger Factory Outlet Centers	27,440	883,568
Unibail-Rodamco SE	14,875	2,852,216
Weingarten Realty Investors	32,850	883,008
Westfield Retail Trust	342,140	1,093,175

		16,804,997

		28,905,127

Residential - 4.8% Multi-Family - 3.6%
AvalonBay Communities, Inc.	12,460	1,832,741
Boardwalk Real Estate Investment Trust	5,440	347,171
BRE Properties, Inc.	8,410	443,039
Camden Property Trust	24,485	1,746,025
Equity Residential	32,940	2,085,431
Essex Property Trust, Inc.	3,800	597,968
GSW Immobilien AG	18,766	690,237
KWG Property Holding Ltd.	941,500	515,589
Mirvac Group	578,644	829,341
MRV Engenharia e Participacoes SA	75,100	408,630
Northern Property Real Estate Investment Trust	18,000	596,620
PDG Realty SA Empreendimentos e Participacoes	127,200	211,669
Post Properties, Inc.	16,830	869,270
Rossi Residencial SA	186,700	423,656
Stockland	380,190	1,332,212
UDR, Inc.	25,010	665,516

		13,595,115

Self Storage - 1.1%
CubeSmart	76,690	919,513
Extra Space Storage, Inc.	49,730	1,628,160
Public Storage	2,465	367,162
Sovran Self Storage, Inc.	23,956	1,367,888

		4,282,723

Student Housing - 0.1%
American Campus Communities, Inc.	8,360	398,437

		18,276,275

Office - 3.0% Office - 3.0%
Allied Properties Real Estate Investment Trust	24,650	737,398
Befimmo SCA Sicafi	11,080	661,473
Boston Properties, Inc.	16,500	1,829,850
Brandywine Realty Trust	16,580	196,970
Castellum AB	63,370	848,952
Cominar Real Estate Investment Trust	33,447	820,124
Commonwealth Property Office Fund	242,310	272,014
Douglas Emmett, Inc.	41,280	970,493
Hongkong Land Holdings Ltd.	135,000	805,684
Hufvudstaden AB - Class A	30,606	371,823
Kilroy Realty Corp.	20,953	991,915
Liberty Property Trust	7,650	277,619
Nippon Building Fund, Inc.	98	950,870
Orix JREIT, Inc.	148	664,589

Company	Shares	U.S. $ Value
PS Business Parks, Inc.	5,840	$394,842
SL Green Realty Corp.	9,514	749,228

		11,543,844

Lodging - 1.6% Lodging - 1.6%
FelCor Lodging Trust, Inc. (a)	146,020	706,737
Great Eagle Holdings Ltd.	196,000	494,047
Host Hotels & Resorts, Inc.	46,840	687,611
Intercontinental Hotels Group PLC	48,010	1,186,123
Pebblebrook Hotel Trust	52,830	1,200,297
Strategic Hotels & Resorts, Inc. (a)	191,780	1,162,187
Wyndham Worldwide Corp.	10,420	542,361

		5,979,363

Industrials - 1.5% Industrial Warehouse Distribution - 1.2%
EastGroup Properties, Inc.	14,690	785,621
Global Logistic Properties Ltd.	310,000	557,499
Hopewell Holdings Ltd.	100,000	289,347
Mapletree Logistics Trust	893,000	726,678
ProLogis, Inc.	51,350	1,660,145
Segro PLC	90,760	335,475

		4,354,765

Mixed Office Industrial - 0.3%
Goodman Group	298,826	1,175,270

		5,530,035

Food Beverage & Tobacco - 0.5% Agricultural Products - 0.3%
Bunge Ltd.	14,830	975,369

Packaged Foods & Meats - 0.2%
Tyson Foods, Inc. - Class A	59,580	894,296

		1,869,665

Total Common Stocks (cost $250,531,100)		249,256,898

	Principal Amount (000)
INFLATION-LINKED SECURITIES - 14.5% United States - 14.5%
U.S. Treasury Inflation Index
0.625%, 7/15/21 (TIPS)	$3,581	4,052,897
1.875%, 7/15/15 (TIPS) (d) (e)	46,470	50,972,177

Total Inflation-Linked Securities (cost $54,514,234)		55,025,074

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 1.0% Funds and Investment Trusts - 1.0%
Market Vectors Gold Miners ETF (cost $3,651,203)	86,970	$3,720,577

	Contracts
OPTIONS PURCHASED - PUTS - 0.3% Options on Equity Indices - 0.3%
S&P 500 Index
Expiration: Sep 2012, Exercise Price: $1,275.00 (a) (f)	45	49,050
S&P 500 Index
Expiration: Mar 2013, Exercise Price: $1,375.00 (a) (f)	115	1,079,275

Total Options Purchased - Puts (cost $1,326,984)		1,128,325

OPTIONS PURCHASED - CALLS - 0.0% Options on Funds and Investment Trusts - 0.0%
iShares Silver Trust
Expiration: Oct 2012, Exercise Price: $32.00 (a) (f)	436	13,080
SPDR Gold Trust
Expiration: Sep 2012, Exercise Price: $165.00 (a) (f)	313	46,167

Total Options Purchased - Calls (cost $150,296)		59,247

	Shares
RIGHTS - 0.0% Residential - 0.0% Multi-Family - 0.0%
PDG Realty SA Empreendimentos e Participacoes (a) (cost $0)	22,338	436

SHORT-TERM INVESTMENTS - 17.7% Investment Companies - 7.8%
AllianceBernstein Fixed-Income Shares, Inc. -
Government STIF Portfolio, 0.15% (g) (cost $29,625,309)	29,625,309	29,625,309

	Principal Amount (000)
U.S. Treasury Bills - 9.9%
U.S. Treasury Bill
Zero Coupon, 10/04/12-10/11/12	$28,845	28,840,475

	Principal Amount (000)	U.S. $ Value
Zero Coupon, 9/13/12 (e)	$8,720	$8,719,235

Total U.S. Treasury Bills (cost $37,559,710)		37,559,710

Total Short-Term Investments (cost $67,185,019)		67,185,019

Total Investments - 99.2%
(cost $377,358,836) (h)		376,375,576
Other assets less liabilities - 0.8%		3,116,418

Net Assets - 100.0%		$379,491,994

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Cocoa Futures	68	December 2012	$1,679,960	$1,719,681	$39,721
Gas Oil Futures	26	August 2012	2,146,564	2,356,250	209,686
Gasoline RBOB Futures	23	October 2012	2,521,873	2,495,564	(26,309)
Lean Hogs Futures	67	October 2012	2,143,251	2,152,040	8,789
Natural Gas Futures	10	September 2012	290,602	320,900	30,298
Platinum Futures	100	October 2012	7,258,168	7,084,500	(173,668)
Soybean Futures	25	November 2012	1,602,296	2,051,250	448,954
Soybean Meal Futures	42	December 2012	1,525,458	2,078,580	553,122
Wheat Futures	23	December 2012	837,940	1,050,525	212,585
Sold Contracts
Aluminum HG Futures	62	September 2012	2,935,988	2,908,962	27,026
Brent Crude Oil Futures	52	September 2012	4,849,390	5,455,840	(606,450)
Cattle Feeder Futures	27	October 2012	1,911,534	1,914,638	(3,104)
Coffee C Futures	23	December 2012	1,571,056	1,528,781	42,275
Copper London Metal Exchange Futures	5	September 2012	928,121	945,125	(17,004)
Corn Futures	47	December 2012	1,221,400	1,892,338	(670,938)
Gold 100 OZ Futures	56	December 2012	8,824,672	9,041,760	(217,088)
Silver Futures	9	September 2012	1,293,413	1,256,130	37,283
Sugar 11 Futures	37	October 2012	802,981	938,202	(135,221)

					$(240,043)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at July 31, 2012	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC Wholesale:
South African Rand settling 9/14/12	13,892	$1,682,750	$1,668,824	$(13,926)
BNP Paribas SA:

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at July 31, 2012	Unrealized Appreciation/ (Depreciation)
Swiss Franc settling 9/14/12	600	$626,359	$615,184	$(11,175)
Citibank NA:
Great British Pound settling 9/14/12	823	1,279,923	1,290,310	10,387
Credit Suisse London Branch (GFX)
Hong Kong Dollar settling 8/03/12	6,913	891,484	891,462	(22)
Deutsche Bank AG London:
Mexican Peso settling 8/03/12	10,500	786,399	789,489	3,090
Singapore Dollar settling 9/14/12	2,800	2,251,944	2,250,101	(1,843)
Goldman Sachs International:
South African Rand settling 8/03/12	13,892	1,703,411	1,678,448	(24,963)
HSBC Bank USA:
Canadian Dollar settling 9/14/12	1,001	981,469	997,238	15,769
Japanese Yen settling 9/14/12	55,974	704,847	716,788	11,941
Royal Bank of Canada:
Canadian Dollar settling 9/14/12	1,052	1,030,317	1,048,046	17,729
Royal Bank of Scotland PLC:
Canadian Dollar settling 9/14/12	1,027	1,006,271	1,023,141	16,870
Mexican Peso settling 9/14/12	10,500	787,488	786,357	(1,131)
Standard Chartered Bank:
Chinese Yuan Renminbi settling 8/03/12	86,184	13,606,568	13,544,135	(62,433)
Hong Kong Dollar settling 9/14/12	6,913	891,747	891,581	(166)
Singapore Dollar settling 8/03/12	2,800	2,214,542	2,250,081	35,539
State Street Bank & Trust Co.:
Chinese Yuan Renminbi settling 9/14/12	86,184	13,535,407	13,502,217	(33,190)
Indian Rupee settling 8/03/12	50,591	912,503	909,481	(3,022)
Indian Rupee settling 9/14/12	50,591	902,412	901,876	(536)
Indonesian Rupiah settling 8/03/12	10,096,953	1,074,830	1,066,626	(8,204)
Indonesian Rupiah settling 9/14/12	10,096,953	1,067,444	1,060,676	(6,768)
Malaysian Ringgit settling 8/03/12	2,611	822,621	834,257	11,636
Malaysian Ringgit settling 9/14/12	2,611	836,401	831,754	(4,647)
Russian Rubles settling 8/03/12	23,637	722,402	733,417	11,015
Russian Rubles settling 9/14/12	23,637	729,244	728,203	(1,041)
South Korean Won settling 8/03/12	931,615	820,517	823,925	3,408
South Korean Won settling 9/14/12	931,615	825,461	821,600	(3,861)
Sale Contracts
Barclays Bank PLC Wholesale:
Euro settling 9/14/12	757	963,430	931,877	31,553
South African Rand settling 8/03/12	13,892	1,692,345	1,678,448	13,897
Citibank NA:
Canadian Dollar settling 9/14/12	1,319	1,299,929	1,314,043	(14,114)
Euro settling 9/14/12	764	932,752	940,494	(7,742)
Credit Suisse London Branch (GFX):
Canadian Dollar settling 9/14/12	1,804	1,752,188	1,797,221	(45,033)
Deutsche Bank AG London:
Singapore Dollar settling 8/03/12	2,800	2,251,890	2,250,080	1,810
Goldman Sachs International:
Canadian Dollar settling 9/14/12	975	975,869	971,336	4,533
Great British Pound settling 9/14/12	2,493	3,877,512	3,908,558	(31,046)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at July 31, 2012	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank NA:
Canadian Dollar settling 9/14/12	934	$915,767	$930,490	$(14,723)
Royal Bank of Canada
Canadian Dollar settling 9/14/12	11,069	10,718,920	11,027,402	(308,482)
Euro settling 9/14/12	11,334	14,152,709	13,952,312	200,397
Royal Bank of Scotland PLC:
Mexican Peso settling 8/03/12	10,500	790,467	789,489	978
Standard Chartered Bank:
Hong Kong Dollar settling 8/03/12	6,913	891,611	891,463	148
State Street Bank & Trust Co.:
Brazilian Real settling 8/03/12	4,722	2,315,273	2,303,908	11,365
Brazilian Real settling 9/14/12	4,722	2,284,249	2,286,631	(2,382)
Thailand Baht settling 8/03/12	27,621	871,737	877,693	(5,956)
Thailand Baht settling 9/14/12	27,621	873,833	875,009	(1,176)
Westpac Banking Corp.:
Australian Dollar settling 9/14/12	4,652	4,570,683	4,869,552	(298,869)

				$(504,386)

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
iShares Silver Trust (f)	436	$37.00	October 2012	$(3,706)
SPDR Gold Shares (f)	313	180.00	September 2012	(8,451)

(premium received $55,086)				$(12,157)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
iShares Silver Trust (f)	436	$22.00	October 2012	$(10,246)
SPDR Gold Shares (f)	313	140.00	September 2012	(12,677)
S&P 500 Index (f)	115	1,200.00	March 2013	(469,200)

(premium received $552,812)				$(492,123)

INTEREST RATE SWAP CONTRACTS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	$3,830	3/30/22	2.263%	3 Month LIBOR	$(268,944)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$1,000	3/27/18	2.45%	CPI	#	$(17,196)

						$(286,140)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAP CONTRACTS

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Receive Total Return on Reference Index
Receive	Dow Jones-UBS 3 Month Forward Grains Excess Return Commodity Index	31,313	0.22%	$4,088	9/17/12	Goldman Sachs International	$107,875
Receive	Dow Jones-UBS Energy Subindex	125,538	0.10%	10,816	9/17/12	Goldman Sachs International	544,613
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	238,741	0.16%	71,467	9/17/12	JPMorgan Chase Bank, NA	940,511
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	9,555	0.16%	2,860	9/17/12	JPMorgan Chase Bank, NA	37,642
Receive	Dow Jones-UBS Commodity Index	160,743	0.11%	22,780	9/17/12	Merrill Lynch International	393,448
Receive	Dow Jones-UBS Commodity Index	21,168	0.11%	2,938	9/17/12	Merrill Lynch International	113,525

							$2,137,614

(a)	Non-income producing security.
(b)	Fair valued.
(c)	Illiquid security.
(d)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $932,344.
(e)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of the collateral amounted to $1,903,803.
(f)	One contract relates to 100 shares.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of July 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $17,499,647 and gross unrealized depreciation of investments was $(18,482,907), resulting in net unrealized depreciation of $(983,260).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
TIPS	-	Treasury Inflation Protected Security

AllianceBernstein Bond Fund - Real Asset Strategy

July 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of July 31, 2012:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Energy	$55,658,986		$38,253,581		$	– 0	–	$93,912,567
Materials	17,731,114		25,385,788			22,477		43,139,379
Equity:Other	15,837,203		24,263,440			– 0	–	40,100,643
Retail	15,565,002		13,340,125			– 0	–	28,905,127
Residential	14,908,896		3,367,379			– 0	–	18,276,275
Office	6,968,439		4,575,405			– 0	–	11,543,844
Lodging	4,299,193		1,680,170			– 0	–	5,979,363
Industrials	2,445,766		3,084,269			– 0	–	5,530,035
Food Beverage & Tobacco	1,869,665		– 0	–		– 0	–	1,869,665
Inflation-Linked Securities	– 0	–	55,025,074			– 0	–	55,025,074
Investment Companies	3,720,577		– 0	–		– 0	–	3,720,577
Options Purchased - Puts	– 0	–	1,128,325			– 0	–	1,128,325
Options Purchased - Calls	– 0	–	59,247			– 0	–	59,247
Rights	436		– 0	–		– 0	–	436
Short-Term Investments:
Investment Companies	29,625,309		– 0	–		– 0	–	29,625,309
U.S. Treasuries Bills	– 0	–	37,559,710			– 0	–	37,559,710

Total Investments in Securities	168,630,586		207,722,513	+		22,477		376,375,576
Other Financial Instruments*:
Assets:
Futures Contracts	1,609,739		– 0	–		– 0	–	1,609,739
Forward Currency Exchange Contracts	– 0	–	402,065			– 0	–	402,065
Total Return Swap Contracts	– 0	–	2,137,614			– 0	–	2,137,614
Liabilities:
Futures Contracts	(1,849,782)		– 0	–		– 0	–	(1,849,782)
Forward Currency Exchange Contracts	– 0	–	(906,451)			– 0	–	(906,451)
Call Options Written	– 0	–	(12,157)			– 0	–	(12,157)
Put Options Written	– 0	–	(492,123)			– 0	–	(492,123)
Interest Rate Swap Contracts	– 0	–	(286,140)			– 0	–	(286,140)

Total++	$168,390,543		$208,565,321			$22,477		$376,978,341

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written which are valued at market value.
+	A significant portion of the Strategy's foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
++	An amount of $ 9,062,188 was transferred from Level 1 into Level 2 due to insufficient observable inputs during the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Energy			Materials			Total
Balance as of 10/31/11		$1,036,917		$	– 0	–	$1,036,917
Accrued discounts/(premiums)		– 0	–		– 0	–	– 0	–
Realized gain (loss)		– 0	–		– 0	–	– 0	–
Change in unrealized appreciation/depreciation		– 0	–		(73,084)		(73,084)
Purchases		– 0	–		– 0	–	– 0	–
Sales		– 0	–		– 0	–	– 0	–
Transfers in to Level 3		– 0	–		95,561		95,561
Transfers out of Level 3		(1,036,917)			– 0	–	(1,036,917)

Balance as of 7/31/12^	$	– 0	–		$22,477		$22,477

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/12	$	– 0	–		$(73,084)		$(73,084)

^	There were di minimis transfers under 1% of net assets during the reporting period.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 24, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 24, 2012